[Graphic omitted]

                                     TURNER
                                     ------
                                     FUNDS

                                SEMIANNUAL REPORT
                                 MARCH 31, 2000
                                   (UNAUDITED)

--------------------------------------------------------------------------------
                       Turner Large Cap Growth Equity Fund
--------------------------------------------------------------------------------
                            Turner Growth Equity Fund
--------------------------------------------------------------------------------
                            Turner Midcap Growth Fund
--------------------------------------------------------------------------------
                          Turner Small Cap Growth Fund
--------------------------------------------------------------------------------
                          Turner Micro Cap Growth Fund
--------------------------------------------------------------------------------
                               Turner Top 20 Fund
--------------------------------------------------------------------------------
                             Turner Technology Fund
--------------------------------------------------------------------------------
                     Turner Short Duration Government Funds
                             - Three Year Portfolio
--------------------------------------------------------------------------------
                     Turner Short Duration Government Funds
                              - One Year Portfolio
--------------------------------------------------------------------------------
                   Turner Core High Quality Fixed Income Fund
--------------------------------------------------------------------------------

                 Portfolios of The TIP Funds [Graphic omitted]

TURNER FUNDS AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
       CONTENTS

  2    Letter to Shareholders

  4    Total returns of Turner Funds

  6    Investment review:
       Turner Large Cap Growth Equity Fund

  8    Investment review:
       Turner Growth Equity Fund

 10    Investment review:
       Turner Midcap Growth Fund

 12    Investment review:
       Turner Small Cap Growth Fund

 14    Investment review:
       Turner Micro Cap Growth Fund

 16    Investment review:
       Turner Top 20 Fund

 18    Investment review:
       Turner Technology Fund

 20    Investment review:
       Turner Short Duration Government
       Funds-Three Year Portfolio

 22    Investment review:
       Turner Short Duration Government
       Funds-One Year Portfolio

 24    Investment review:
       Turner Core High Quality Fixed
       Income Fund

 26    Financial Statements

 60    Notes to Financial Statements

TURNER FUNDS

The Turner Funds, Portfolios of the TIP Funds offer a series of ten no-load mutual funds to individual and institutional investors. The minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $50.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser to the Turner Funds. The firm, founded in 1990, invests more than $8 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions.

SHAREHOLDER SERVICES

Turner Funds shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to Turner Funds, Box 219805, Kansas City, Missouri 64121-9805.

                                         TURNER FUNDS 2000 SEMIANNUAL REPORT | 1

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

Volatility ruled the markets during the six-month period ended March 31, 2000, as the Federal Reserve Board moved aggressively to dampen economic growth, and investors grew increasingly cautious about high valuations.

Many of the highest-flying e-commerce companies, particularly those in the retail sector, were put to the test during the period, and demonstrated that they had no magic formula for creating spectacular financial results. In particular, the so-called "e-tailing" sector emerged from a critical holiday season with no major meltdowns - but also little or no profit to show for all their efforts.

And while technology clearly remained the most exciting and dynamic sector of the markets, some investors began moving toward traditional blue-chip stocks that offered fundamental strengths in the here and now.

EVENTS AND NON-EVENTS.

The six-month period was notable for what did - and did not - occur.

Actual events, for example, included three rate hikes by the Federal Reserve Board, each of which boosted short-term rates by one quarter of one percent. And while this action caused no small amount of turmoil in the bond markets, the equity markets often seemed to blithely ignore the Fed, as though daring it to take more stringent action against rampant speculation.

Non-events included the much feared turn of the millennium, which caused data processing executives to camp out in their offices while their colleagues enjoyed a truly spectacular global fireworks display. To the dismay of many pundits and survivalists, everything from telephones to ATM machines continued to operate as the world turned. In fact, no one is quite sure whether the billions of dollars spent on Y2K compliance represented a prudent investment or a tragic waste. And today, what is most significant about the dreaded Y2K bug is how quickly it has been forgotten.

Oddly, it was two near-events at the very end of the period that finally shook the markets' confidence in a serious way. The first was a belief - based on some uncharacteristically lucid comments - that Fed chairman Alan Greenspan was deliberately targeting the markets and would not relent until they became rational and unexuberant. The second was the failure of Microsoft and the Department of Justice to reach an out of court settlement in their antitrust suit.

The net result was a six-month period which began strongly, peaked early, declined late, and saw plenty of pyrotechnics in between.

STRONG PERFORMANCE FOR THE TURNER FUNDS

Despite the ongoing contradictions of the markets, the period proved to be a strong one for the Turner Funds family overall, with most of our funds delivering excellent returns.

The Turner Technology Equity Fund, which was introduced on July 1, 1999, led the way with a spectacular six-month total return of 141.19%. Our other funds performed as follows:

[bullet]  Turner Large Cap Growth
          Equity Fund:                                     61.22%

[bullet]  Turner Growth Equity Fund:                       58.19%

[bullet]  Turner Midcap Growth Fund:                       84.96%

[bullet]  Turner Small Cap Growth Fund:                    68.16%

[bullet]  Turner Micro Cap Growth Fund:                   101.24%

[bullet]  Turner Top 20 Fund                               99.95%*

[bullet]  Turner Short Duration -
          Three Year Fund Class I:                          1.96%

[bullet]  Turner Short Duration -
          One Year Fund Class I:                            2.78%

[bullet]  Turner Core High Quality
          Fixed Income Fund:                                2.56%*

*Inception Date: 7/1/99

2  | TURNER FUNDS 2000 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
A NEW ENVIRONMENT.

As of this writing, the market environment has clearly changed. Suddenly, it is no longer enough to introduce a novel "dot-com" concept and watch investors trample one another in an effort to give that concept a multi-billion dollar market cap.

Substance, for now at least, has begun to matter. And we believe that this is a healthy development. As always, we will continue to seek those investments that represent real substance, whether in the form of profits, successful products/services, or proven management teams.

The financial markets may be volatile, mystifying, and at times frustrating. But they show no signs of becoming boring. We are excited at the prospects they hold for the future, and we are grateful for the privilege of exploring those prospects on behalf of you, our investors.

Sincerely,

/S/ BOB TURNER

Robert E. Turner
CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, INC.

[Photo of Bob Turner omitted]
BOB TURNER

                                         TURNER FUNDS 2000 SEMIANNUAL REPORT | 3

PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURNS OF TURNER FUNDS*
Six-month period ending March 31, 2000

                                                     Past six     Past 12     Past three       Past five      Since
                                                     months       months      years            years          inception
                                                                              (ANNUALIZED)     (ANNUALIZED)   (ANNUALIZED)+
EQUITY
===========================================================================================================================
TURNER LARGE CAP GROWTH EQUITY FUND                  61.22%      60.21%         52.17%            N/A           46.10%
Lipper Large-Cap Growth Funds Average                37.61       38.08          36.45             n/a           31.49
S&P 500 Index                                        17.51       17.94          27.40             n/a           24.48
Russell Top 200 Growth Index                         27.59       26.23          36.89             n/a           32.36
---------------------------------------------------------------------------------------------------------------------------
TURNER GROWTH EQUITY FUND                            58.19       60.92          48.00           36.03%          24.78
Lipper Large-Cap Growth Funds Average                37.61       38.08          36.45           29.39           20.75
S&P 500 Index                                        17.51       17.94          27.40           26.76           20.16
Russell 1000 Growth Index                            34.06       34.13          36.94           31.83           22.37
---------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND                            84.96      122.84          71.13             N/A           58.01
Lipper Mid-Cap Growth Funds Average                  70.02       97.82          43.06             n/a           28.78
Russell Midcap Growth Index                          68.94       77.19          40.05             n/a           33.16
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND                         68.16      102.44          47.72           40.16           35.17
Lipper Mid-Cap Growth Funds Average                  70.02       97.82          43.06           29.56           23.66
Russell 2000 Growth Index                            45.77       59.04          25.94           19.84           15.91
---------------------------------------------------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND                        101.24      194.33            N/A             N/A           99.67
Lipper Small-Cap Growth Funds Average                36.05       54.26          20.20             n/a           92.00
Russell 2000 Growth Index                            45.77       59.04            n/a             n/a           20.46
---------------------------------------------------------------------------------------------------------------------------
TURNER TOP 20 FUND                                   99.95         N/A            N/A             N/A          179.73**
Lipper Multi-Cap Core Funds Average                  23.41         n/a            n/a             n/a           14.79
S&P 500 Index                                        17.51         n/a            n/a             n/a           10.18**
---------------------------------------------------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND                              141.19         N/A            N/A             N/A          239.11**
Lipper Science & Technology Funds Average            94.31         n/a            n/a             n/a          107.48
Pacific Stock Exchange                               85.28         n/a            n/a             n/a           93.71**
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
===========================================================================================================================
TURNER SHORT DURATION GOVERNMENT FUNDS-
THREE YEAR PORTFOLIO (CLASS I)                        1.96%       3.53%          5.69%           6.19%           5.85%
Lipper Short-Intermediate U.S. Government
Funds Average                                         1.27        1.64           4.93            5.47            4.71
Lehman Brothers 1-3 Year U.S. Government
Bond Index                                            1.82        3.64           5.73            6.05            5.59
---------------------------------------------------------------------------------------------------------------------------
TURNER SHORT DURATION GOVERNMENT FUNDS-
ONE YEAR PORTFOLIO (CLASS I)                          2.78        5.38           5.88            6.21            6.04
Lipper Ultra Short Obligation Funds Average           2.60        4.69           5.29            5.52            5.23
Merrill Lynch Three-Month
U.S. Treasury Bill Index                              2.66        5.20           5.18            5.33            5.24
---------------------------------------------------------------------------------------------------------------------------
TURNER CORE HIGH QUALITY
FIXED INCOME FUND                                     2.56         N/A            N/A             N/A            3.05**
Lipper General Bond Funds Average                     3.56         n/a            n/a             n/a            3.23
Lehman Brothers Aggregate Bond Index                  2.08         n/a            n/a             n/a            2.78
---------------------------------------------------------------------------------------------------------------------------

**Past performance is no guarantee of future results.
**Return is not annualized

SOURCE: LIPPER ANALYTICAL SERVICES.

+ The inception dates for each Turner Fund are as follows: Turner Large Cap Growth Equity Fund, February 1, 1997; Turner Growth Equity Fund, March 11, 1992; Turner Midcap Growth Fund, October 1, 1996; Turner Small Cap Growth Fund, February 7, 1994; Turner Micro Cap Growth Fund, March 1, 1998; Turner Top 20 Fund, July 1, 1999; Turner Technology Fund, July 1, 1999; Turner Short Duration Government Funds-Three Year Portfolio (Class I Shares), March 1, 1994; Turner Short Duration Government Funds-One Year Portfolio (Class I Shares), March 1, 1994; and Turner Core High Quality Fixed Income Fund, July 1, 1999.

SEI Investments Distribution Co., Oaks, PA acts as distributor of the Turner Funds. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This information must be preceded or accompanied by a prospectus for the Turner Funds. Investors should read the prospectus carefully before investing.

4  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

LIPPER INC. PERFORMANCE RANKINGS OF MUTUAL FUNDS
Periods ending March 31, 2000

                                                              ONE            TWO            FIVE            SEVEN
                                                              YEAR           YEARS          YEARS           YEARS
-------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUNDS
TURNER LARGE CAP GROWTH EQUITY FUND
Ranking vs. competitors                                       39/436         32/363         --              --
Percentile ranking                                            8              8              --              --
-------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUNDS
TURNER GROWTH EQUITY FUND
Ranking vs. competitors                                       37/436         42/363         21/185          13/104
Percentile ranking                                            8              11             11              12
-------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUNDS
TURNER MIDCAP GROWTH FUND
Ranking vs. competitors                                       53/224         15/188         --              --
Percentile ranking                                            23             7
-------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUNDS
TURNER SMALL CAP GROWTH FUND
Ranking vs. competitors                                       85/224         88/188         6/89            --
Percentile ranking                                            37             46             6               --
-------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUNDS
TURNER MICRO CAP GROWTH FUND
Ranking vs. competitors                                       4/253          2/202          --              --
Percentile ranking                                            1              1
-------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE U.S. GOVERNMENT FUNDS
TURNER SHORT DURATION GOVERNMENT FUNDS -
THREE YEAR PORTFOLIO (CLASS I)
Ranking vs. competitors                                       5/91           3/85           9/63            --
Percentile ranking                                            5              3              14              --
-------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT OBLIGATION FUNDS
TURNER SHORT DURATION GOVERNMENT FUNDS -
ONE YEAR PORTFOLIO (CLASS I)
Ranking vs. competitors                                       1/29           2/28           2/20            --
Percentile ranking                                            1              7              10              --
-------------------------------------------------------------------------------------------------------------------

Source: Lipper Inc.

                                         TURNER FUNDS 2000 SEMIANNUAL REPORT | 5

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP GROWTH EQUITY FUND

TOTAL RETURN
SIX-MONTH PERIOD ENDING MARCH 31, 2000
--------------------------------------------------------------------------------
TURNER LARGE CAP EQUITY FUND                       61.22%
Lipper Large-Cap Growth Funds Average              37.61
S&P 500 Index                                      17.51
Russell Top 200 Growth Index                       27.59
================================================================================

The Turner Large Cap Growth Equity Fund once again outperformed its benchmarks by a substantial margin during the six-month period ended March 31, 2000. The fund achieved a total return of 61.22%, compared with 27.59% for the Russell Top 200 Growth Index and 17.51% for the S&P 500 Index.

The Large Cap Growth Equity Fund seeks to identify stocks that are growing at a rate which meets or exceeds Wall Street expectations. And in the period just past, many key portfolio holdings did just that, delivering better-than-expected earnings through innovation and prudent financial management.

The portfolio's strongest performers for the period included Cisco Systems, which recently became the world's most valuable company; Intel, which continues to deliver strong earnings through both traditional business lines and e-commerce related services; JDS Uniphase, a leader in fiber optic networking products; and Oracle, a dominant player in corporate software and e-commerce solutions.

Looking ahead, we believe that large cap stocks continue to offer compelling values based on their reasonable price-earnings to growth ratios and fundamental strengths. These companies have the wherewithal to continue dominating their markets with new products and services, and are also boosting productivity by harnessing new technologies and e-commerce tools. We will continue to seek those which are best-positioned to deliver strong top-line and bottom-line growth.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP GROWTH EQUITY FUND:
JANUARY 31, 1997-MARCH 31, 2000*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

             TURNER LARGE CAP      RUSSELL TOP 200        S&P 500
            GROWTH EQUITY FUND      GROWTH INDEX           INDEX
            ------------------      ------------           -----
1/31/97          $10,000              $10,000            $10,000
9/97              12,279               12,013             12,199
9/98              14,399               14,165             13,304
9/99              20,586               19,018             17,002
3/00              33,189               24,266             19,980

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Large Cap Growth Equity Fund is February 1, 1997.

------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2000
------------------------------------------------------
PAST ONE YEAR      PAST THREE YEARS   SINCE INCEPTION
60.21%             52.17%             46.10%
------------------------------------------------------

6  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

TURNER LARGE CAP GROWTH EQUITY FUND

================================================================================
FUND OBJECTIVE
The Turner Large Cap Growth Equity Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with market capitalizations exceeding $10 billion at the time of purchase that Turner believes offer strong earnings growth potential. The fund's economic-sector weightings approximate the sector weightings of the Russell Top 200 Growth Index.

================================================================================
FUND PROFILE
MARCH 31, 2000

[Graphic of box chart omitted, indicates Large Market Capitalization and a Growth Investment Style]

[bullet]   Ticker Symbol TLCGX
[bullet]   CUSIP #900297508
[bullet]   Top 10 holdings
           (1) Cisco Systems
           (2) Intel
           (3) American Online
           (4) Oracle
           (5) Yahoo!
           (6) Warner-Lambert
           (7) Sun Microsystems
           (8) EMC-Mass
           (9) Home Depot
           (10) Wal-Mart Stores

[bullet]   % in 10 largest holdings 38.4%
[bullet]   Number of holdings 51
[bullet]   Price/earnings ratio 66.2
[bullet]   Weighted average market capitalization $157.4 billion
[bullet]   % of holdings with positive earnings surprises 88.2%
[bullet]   % of holdings with negative earnings surprises 0%
[bullet]   Net assets $46 million

================================================================================
SECTOR WEIGHTINGS:

[graphic omitted]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
   53.1%     Technology
   16.3%     Consumer discretionary/services
   11.5%     Health care
    3.9%     Consumer staples
    3.4%     Financial services
    3.2%     Producer durables
    2.9%     Utilities/communication
    1.3%     Materials/processing

================================================================================
PORTFOLIO MANAGERS

[Photo omitted]

ROBERT E. TURNER, founder, chairman, and chief investment officer of Turner Investment Partners, serves as the lead product manager of the Large Cap Growth Equity Fund. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

[Photo omitted]

JOHN F. HAMMERSCHMIDT serves as a comanager on the Large Cap Growth Equity Fund. John joined Turner in 1992. Previously he was vice president of government securities trading with S. G. Warburg. He holds a bachelor's degree from Lehigh University and an MBA degree from Duke University.

[Photo omitted]

MARK D. TURNER, president of Turner Investment Partners, serves as a comanager of the Large Cap Growth Equity Fund. Mark joined Turner when it was founded in 1990. He previously served as vice president and senior portfolio manager with First Maryland Asset Management. He earned a bachelor's degree from Bradley University and an MBA degree from the University of Illinois.

                                         TURNER FUNDS 2000 SEMIANNUAL REPORT | 7

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER GROWTH EQUITY FUND

TOTAL RETURN
SIX-MONTH PERIOD ENDING MARCH 31, 2000
--------------------------------------------------------------------------------
TURNER GROWTH EQUITY FUND                          58.19%
Lipper Large-Cap Growth Funds Average              37.61
S&P 500 Index                                      17.51
Russell 1000 Growth Index                          34.06
================================================================================
For the six-month period ended March 31, 2000, the Turner Growth Equity Fund continued to perform exceptionally well, delivering a total return of 58.19%. By comparison, the Russell 1000 Growth Index returned 34.06%, while the S&P 500 Index yielded 17.51%.

The fund once again benefited from strong performance by some of its largest holdings. These included Cisco Systems, which has surpassed Microsoft in market value; Intel, which recently broke the one-gigahertz barrier in chip performance; Oracle, which successfully transformed itself from a database company into a full-fledged e-commerce enabler; and Wal-Mart Stores, which appears ready to overtake General Motors as the world's largest corporation, as measured by sales.

Looking ahead, we believe that companies with strong management, world-class products and services, and long-term records of superior performance will continue to perform well in the expanding global economy. And we feel confident that our portfolio holdings represent many of the "best of the best" in this exciting segment of the market.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER GROWTH EQUITY FUND:
MARCH 31, 1992-MARCH 31, 2000*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

               TURNER GROWTH           S&P 500          RUSSELL 1000
                EQUITY FUND        COMPOSITE INDEX      GROWTH INDEX
                -----------        ---------------      ------------
3/31/92          $10,000              $10,000             $10,000
9/92              10,055               10,511              10,326
9/93              12,734               11,871              10,942
9/94              12,352               12,309              11,583
9/95              14,900               15,965              15,311
9/96              18,314               19,209              18,588
9/97              24,286               26,976              25,335
9/98              26,887               29,420              28,147
9/99              37,147               37,598              37,957
3/00              58,763               44,182              50,885

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Growth Equity Fund is March 11, 1992. Returns are calculated from the first full month following the fund's inception date.

---------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2000
---------------------------------------------------
PAST ONE      PAST THREE   PAST FIVE    SINCE
YEAR          YEARS        YEARS        INCEPTION
60.92%        48.00%       36.03%       24.78%
---------------------------------------------------

8  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

TURNER GROWTH EQUITY FUND

================================================================================
FUND OBJECTIVE
The Turner Growth Equity Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks that, in Turner's opinion, have strong earnings growth potential. The fund's economic-sector weightings approximate the sector weightings of the Russell 1000 Growth Index.

================================================================================
FUND PROFILE
MARCH 31, 2000

[Graphic of box chart omitted, indicates Medium to Large Market Capitalization and a Growth Investment Style]

[bullet]   Ticker symbol TRGEX
[bullet]   CUSIP #900297102
[bullet]   Top 10 holdings
           (1) Cisco Systems
           (2) Intel
           (3) America Online
           (4) Warner-Lambert
           (5) Oracle
           (6) Pepsico
           (7) EMC-Mass
           (8) Home Depot
           (9) Sun Microsystems
           (10) Motorola
[bullet]   % in 10 largest holdings 32.8%
[bullet]   Number of holdings 99
[bullet]   Price/earnings ratio 61
[bullet]   Weighted average market capitalization $125.8 billion
[bullet]   % of holdings with positive earnings surprises 81.6%
[bullet]   % of holdings with negative earnings surprises 1.8%
[bullet]   Net assets $308 million

================================================================================
SECTOR WEIGHTINGS:
neutral to Russell 1000 Growth Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
   49.4%     Technology
   15.5%     Consumer discretionary/services
   13.2%     Health Care
    6.7%     Consumer staples
    4.1%     Utilities/communication
    3.7%     Financial services
    2.6%     Producer durables
    0.8%     Materials/processing
    0.8%     Energy
    0.5%     Autos/transportation

================================================================================
PORTFOLIO MANAGERS

[Photo omitted]

ROBERT E. TURNER, founder, chairman, and chief investment officer of Turner Investment Partners, has served as the lead product manager of the Growth Equity Fund since its inception in 1992. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

[Photo omitted]

JOHN F. HAMMERSCHMIDT serves as a comanager of the Growth Equity Fund. John joined Turner in 1992. Previously he was vice president of government securities trading with S. G. Warburg. He holds a bachelor's degree from Lehigh University and an MBA degree from Duke University.

[Photo omitted]

MARK D. TURNER, president of Turner Investment Partners, serves as a comanager of the Growth Equity Fund. Mark joined Turner when it was founded in 1990. He previously served as vice president and senior portfolio manager with First Maryland Asset Management. He earned a bachelor's degree from Bradley University and an MBA degree from the University of Illinois.

[Photo omitted]

CHRISTOPHER K. MCHUGH serves as comanager of the Growth Equity Fund. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.

                                         TURNER FUNDS 2000 SEMIANNUAL REPORT | 9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

TOTAL RETURN
SIX-MONTH PERIOD ENDING MARCH 31, 2000
--------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND                          84.96%
Lipper Mid-Cap Growth Funds Average                70.02
Russell Midcap Growth Index                        68.94
================================================================================
During the six months ended March 31, 2000, the Turner Midcap Growth Fund continued to deliver superb performance, with a total return of 84.96%. This compares with a total return for the Russell Midcap Growth Index of 68.94%.

These exceptional results were again achieved without exceptional risk, as the portfolio's average price-earnings ratio was held to a relatively moderate 65.1.

Among the portfolio's best performers during the period were Exodus Communications, a leading provider of e-commerce services to large corporations; Immunex, a biopharmaceutical developer; KLA-Tencor, a manufacturer of semiconductor testing equipment; Broadcom, a designer of semiconductor products; Applied Micro Circuits, a maker of high-performance communications chips; JDS Uniphase, a leader in optical data communications; Network Appliance, a producer of Internet-ready file servers; PMC-Sierra, a developer of networking semiconductor components; and Nextlink Communications, a local-exchange communications carrier.

Looking ahead, we believe that the midcap sector continues to offer some of the most exciting prospects for growth. Companies in this sector tend to be innovative and agile, and are challenging many of their larger counterparts through the rapid introduction of market-leading products and services. And while there can be above-average levels of volatility in midcap stocks, experience has shown that the long-term opportunities tend to outweigh the risks.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND:
OCTOBER 31, 1996-MARCH 31, 2000*

[graphic omitted]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

              TURNER MID CAP     RUSSELL MID CAP
                GROWTH FUND        GROWTH INDEX
                -----------        ------------
10/31/96         $10,000             $10,000
9/97              14,248              13,117
9/98              14,425              11,887
9/99              26,552              16,309
3/00              49,111              27,553

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Midcap Growth Fund is October 1, 1996.

-------------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2000
-------------------------------------------------------
PAST ONE YEAR      PAST THREE YEARS   SINCE INCEPTION
122.84%            71.13%             58.01%
-------------------------------------------------------

10  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

================================================================================
FUND OBJECTIVE
The Turner Midcap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with market capitalizations between $1 billion and $10 billion at the time of purchase that Turner believes offer strong earnings growth potential. The fund's economic-sector weightings approximate the sector weightings of the Russell Midcap Growth Index.

================================================================================
FUND PROFILE

MARCH 31, 2000

[Graphic of box chart omitted, indicates Medium Market Capitalization and a Growth Investment Style]

[bullet]   Ticker symbol TMGFX
[bullet]   CUSIP #900297409
[bullet]   Top 10 holdings
           (1) JDS Uniphase
           (2) Veritas Software
           (3) Exodus Communications
           (4) SDL
           (5) PMC-Sierra
           (6) Nextel Communications, Cl A
           (7) PE Biosystems
           (8) Applied Micro Circuits
           (9) Xilinx
           (10) Medimmune
[bullet]   % in 10 largest holdings 20.4%
[bullet]   Number of holdings 114
[bullet]   Price/earnings ratio 65.1
[bullet] Weighted average market capitalization $15.7 billion [bullet] % of holdings with positive earnings surprises 73.4%
[bullet]   % of holdings with negative earnings surprises 6.9%
[bullet]   Net assets $743 million

================================================================================
SECTOR WEIGHTINGS:
neutral to Russell Midcap Growth Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
   45.9%     Technology
   16.4%     Consumer discretionary/services
    8.7%     Health care
    6.1%     Utilities/communication
    5.9%     Financial Services
    5.6%     Producer durables
    2.5%     Energy
    1.9%     Consumer staples
    1.7%     Autos/transportation
    1.3%     Materials/processing

================================================================================
PORTFOLIO MANAGERS

[Photo omitted]

CHRISTOPHER K. MCHUGH has served as the lead product manager of the Midcap Growth Fund since its inception in 1996. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.

[Photo omitted]

WILLIAM C. MCVAIL serves as a comanager of the Midcap Growth Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.

[Photo omitted]

ROBERT E. TURNER, founder, chairman, and chief investment officer of Turner Investment Partners, serves as a comanager of the Midcap Growth Fund. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 11

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND

TOTAL RETURN
SIX-MONTH PERIOD ENDING MARCH 31, 2000
--------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND                       68.16%
Lipper Mid-Cap Growth Funds Average                70.02
Russell 2000 Growth Index                          45.77
================================================================================
The Turner Small Cap Growth Fund once again delivered index-beating performance during the six-month period ended March 31, 2000, with a total return of 68.16%. This compares to a total return for the Russell 2000 Growth Index of 45.77%.

The fund benefited from strong performance from a number of holdings, including Digex, a large corporate Web hosting company; Quanta Services, an installer of utility lines; Global Industries Ltd., an oil services provider; Pinnacle Holdings, a real estate investment trust specializing in cellular phone towers; Dycom Industries, a construction and engineering firm; Lam Research, a provider of semiconductor manufacturing equipment; DSP Group, a developer of speech-recognition products; Mercury Interactive, a producer of testing software; Peregrine Systems, a leader in help-desk software; and Powerwave Technologies, a manufacturer of radio signal amplifiers.

Looking ahead, we believe the small cap sector offers exciting prospects for the future, although it is sure to be impacted by the increasing level of market volatility. We will view any corrections as opportunities to purchase shares at a discount to recent prices, and encourage our investors to maintain a long-term view.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:
FEBRUARY 28, 1994-MARCH 31, 2000*

[graphic omitted]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

             TURNER SMALL CAP       RUSSELL 2000
                GROWTH FUND         GROWTH INDEX
                -----------         ------------
2/28/94           $10,000             $10,000
9/94               10,303               9,618
9/95               15,812              12,328
9/96               24,103              13,881
9/97               28,114              17,123
9/98               23,362              12,872
9/99               37,179              17,072
3/00               62,250              24,885

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Small Cap Growth Fund is February 7, 1994. Returns are calculated from the first full month following the fund's inception date.

--------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2000
--------------------------------------------------
PAST ONE      PAST THREE   PAST FIVE    SINCE
YEAR          YEARS        YEARS        INCEPTION
102.44%       47.72%       40.16%       35.17%
--------------------------------------------------

12  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND

================================================================================
FUND OBJECTIVE
The Turner Small Cap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with market capitalizations at the time of purchase not exceeding $2 billion that Turner believes offer strong earnings growth potential. The fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.

The Fund participates in the Initial Public Offering ("IPO") market, and a significant portion of the fund's returns are attributable to its investment in IPOs, which have a magnified impact due to the fund's relatively small asset base. There is no guarantee that as the fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.

================================================================================
FUND PROFILE
MARCH 31, 2000

[Graphic of box chart omitted, indicates Small Market Capitalization and a Growth Investment Style]

[bullet]   Ticker symbol TSCEX
[bullet]   CUSIP #900297300
[bullet]   Top 10 holdings
           (1) Asyst Technologies
           (2) Peregrine Systems
           (3) Sandisk
           (4) Mercury Interactive
           (5) Dycom Industries
           (6) Micrel
           (7) DSP Group
           (8) Pinnacle Holdings
           (9) BroadVision
           (10) Micromuse
[bullet]   % in 10 largest holdings 14.5%
[bullet]   Number of holdings 144
[bullet]   Price/earnings ratio 33.4
[bullet]   Weighted average market capitalization $2.4 billion
[bullet]   % of holdings with positive earnings surprises 66.2%
[bullet]   % of holdings with negative earnings surprises 8.9%
[bullet]   Net assets $515 million

================================================================================
SECTOR WEIGHTINGS:
neutral to Russell 2000 Growth Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
   34.1%     Technology
   16.2%     Consumer discretionary/services
   14.0%     Health care
    9.9%     Producer durables
    7.8%     Financial services
    5.1%     Materials/processing
    4.4%     Utilities/communication
    2.7%     Energy
    1.8%     Autos/transportation
    1.7%     Consumer staples

================================================================================
PORTFOLIO MANAGERS

[Photo omitted]

WILLIAM C. MCVAIL serves as the lead product manager of the Small Cap Growth Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.

[Photo omitted]

FRANK L. SUSTERSIC serves as a comanager of the Small Cap Growth Fund. A Chartered Financial Analyst, Frank joined Turner in 1994. Previously he was an investment officer and fund manager with First Fidelity Bank Corporation. He holds a bachelor's degree from the University of Pennsylvania.

[Photo omitted]

CHRISTOPHER K. MCHUGH serves as a comanager of the Small Cap Growth Fund. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MICRO CAP GROWTH FUND

TOTAL RETURN
SIX-MONTH PERIOD ENDING MARCH 31, 2000
--------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND                      101.24%
Lipper Small-Cap Growth Funds Average              36.05
Russell 2000 Growth Index                          45.77
================================================================================
For the six months ended March 31, 2000, the Turner Micro Cap Growth Fund again outperformed its benchmark by a wide margin, delivering a total return of 101.24%. By comparison, the Russell 2000 Growth Index recorded a return of 45.77%.

Technology, healthcare, and consumer discretionary issues continued to dominate the portfolio, accounting for nearly three-quarters of fund assets at the end of the period. However, the fund remained fully diversified among the other key sectors of the microcap universe, with representation by consumer staples, energy, financial services, materials and processing, producer durables, and utilities/communications.

Among the best performers in the portfolio were Anaren Microwave, a developer of microwave signal processing devices; Tollgrade Communications, a producer of testing equipment for communications systems; Polymedica, a distributor of products for the treatment of diabetes; Hot Topic, a youth-oriented clothing chain; and Concord Camera, a top manufacturer of disposable cameras.

Looking ahead, the microcap sector is clearly vulnerable to the increasing volatility of the equity markets. Still, we believe that effective stock selection will remain the key factor in determining the relative performance of any microcap portfolio, and we are confident in our ability to identify future leaders in this dynamic sector.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER MICRO CAP GROWTH FUND:
FEBRUARY 28, 1998-MARCH 31, 2000*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

              TURNER MICRO CAP       RUSSELL 2000
                GROWTH FUND         GROWTH INDEX
                -----------         ------------
2/28/98           $10,000             $10,000
9/98                9,882               7,625
9/99               21,093              10,113
3/00               42,448              14,742

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Micro Cap Growth Fund is March 1, 1998.

-------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2000
-------------------------------------------
PAST ONE YEAR              SINCE INCEPTION
194.33%                    99.67%
-------------------------------------------

14  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

TURNER MICRO CAP GROWTH FUND

================================================================================
FUND OBJECTIVE
The Turner Micro Cap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks that, in Turner's opinion, have strong earnings growth potential and market capitalizations not exceeding $500 million at the time of purchase. The fund's economic-sector weightings stay within a range that's not more than 50% above or below the sector weightings of the Russell 2000 Growth Index.

The Fund participates in the Initial Public Offering ("IPO") market, and a significant portion of the fund's returns are attributable to its investment in IPOs, which have a magnified impact due to the fund's relatively small asset base. There is no guarantee that as the fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.

================================================================================
FUND PROFILE
MARCH 31, 2000

[Graphic of box chart omitted, indicates Small Market Capitalization and a Growth Investment Style]

[bullet]  Ticker symbol TMCGX
[bullet]  CUSIP #872524301
[bullet]  Top 10 holdings
          (1) Shaw Group
          (2) Three-Five Systems
          (3) In Focus Systems
          (4) Internet Commerce
          (5) Nanometrics
          (6) HOT Topics
          (7) Stericycle
          (8) NetPlex Group
          (9) Biosource International
          (10) Concord Camera
[bullet]  % in 10 largest holdings 18.4%
[bullet]  Number of holdings 109
[bullet]  Price/earnings ratio 55.3
[bullet]  Weighted average market capitalization $410 million
[bullet]  % of holdings with positive earnings surprises 49.7%
[bullet]  % of holdings with negative earnings surprises 2.9%
[bullet]  Net assets $164 million

================================================================================
SECTOR WEIGHTINGS:
resemble Russell 2000 Growth Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
   37.1%     Technology
   21.6%     Health care
   15.4%     Consumer discretionary/services
    8.9%     Materials/processing
    8.1%     Producer durables
    3.2%     Utilities/communication
    2.1%     Energy
    1.2%     Consumer staples
    1.2%     Financial services
    0.6%     Autos/transportation

================================================================================
PORTFOLIO MANAGERS

[Photo omitted]

FRANK L. SUSTERSIC has served as the lead product manager of the Micro Cap Growth Fund since its inception in 1998. A Chartered Financial Analyst, Frank joined Turner in 1994. Previously he was an investment officer and fund manager with First Fidelity Bank Corporation. He holds a bachelor's degree from the University of Pennsylvania.

[Photo omitted]

WILLIAM C. MCVAIL serves as the comanager of the Micro Cap Growth Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.

[Photo omitted]

CHRISTOPHER J. PERRY serves as the comanager of the Micro Cap Growth Fund. Chris joined Turner in 1998 after serving as a research analyst at the Pennsylvania Merchant Group. A Chartered Financial Analyst, he earned a bachelor's degree at Villanova University and an MBA degree at Drexel University.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 15

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER TOP 20 FUND

TOTAL RETURN
SIX-MONTH PERIOD ENDING MARCH 31, 2000
--------------------------------------------------------------------------------
TURNER TOP 20 FUND                                 99.95%
Lipper Multi-Cap Core Funds Average                23.41
S&P 500 Index                                      17.51
================================================================================
For the six-month period ended March 31, 2000, the Turner Top 20 Fund delivered a total return of 99.95%, compared with a total return of 17.51% for its benchmark, the S&P 500 Index.

With an inception date of July 1, 1999, this fund invests primarily in approximately 15 to 25 common stocks that appear to have strong earnings growth potential - regardless of their sector or market capitalization.

During the period, the fund's leading performers included America Online, the nation's leading provider of online services; Cisco Systems, the leader in computer networking equipment; Intel, the world's largest manufacturer of semiconductor products; and JDS Uniphase, an up-and-coming provider of fiber optic networking products.

Looking ahead, we believe that the uncommon approach of this fund will continue to offer growth-oriented investors a simple, convenient way to invest in a concentrated basket of issues. And we look forward to continuing to select from the most promising names the markets have to offer.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER TOP 20 FUND:
JUNE 30, 1999-MARCH 31, 2000*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

               TURNER TOP 20            S&P 500
                   FUND                 INDEX
                   ----                 -----
6/30/99          $10,000               $10,000
9/99              13,990                 9,375
3/00              27,973                11,017

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Top 20 Fund is July 1, 1999.

--------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2000
--------------------------------
SINCE INCEPTION
179.73%
--------------------------------

16  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)

--------------------------------------------------------------------------------

TURNER TOP 20 FUND

================================================================================
FUND OBJECTIVE
The Turner Top 20 Fund seeks capital appreciation. It invests in common stock and other equity securities of companies, regardless of their market capitalization, that Turner believes have strong earnings potential. The portfolio will contain a total of 15-25 stocks representing Turner's favorite investment ideas.

================================================================================
FUND PROFILE
MARCH 31, 2000

[Graphic of box chart omitted, indicates Small to Large Market Capitalization and a Growth Investment Style]

[bullet]   Ticker symbol TTOPX
[bullet]   CUSIP #87252R862
[bullet]   Top 10 holdings
           (1) America Online
           (2) JDS Uniphase
           (3) Cisco Systems
           (4) EMC-Mass
           (5) KLA-Tencor
           (6) Lam Research
           (7) Nortel Networks
           (8) Motorola
           (9) Yahoo!
           (10) Qualcomm
[bullet]   % in 10 largest holdings 56.4%
[bullet]   Number of holdings 21
[bullet]   Price/earnings ratio 118.9
[bullet]   Weighted average market capitalization $123.1 billion
[bullet]   % of holdings with positive earnings surprises 92.8%
[bullet]   % of holdings with negative earnings surprises 0%
[bullet]   Net assets $137 million

================================================================================
SECTOR WEIGHTINGS:

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
   62.6%     Technology
   15.3%     Producer durables
   11.7%     Consumer discretionary/services
    4.9%     Materials/Processing
    4.2%     Utilities/Communications

================================================================================
PORTFOLIO MANAGERS

[Photo omitted]

ROBERT E. TURNER, founder, chairman, and chief investment officer of Turner Investment Partners, has served as the lead product manager of the Top 20 Fund since its inception in 1999. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

[Photo omitted]

CHRISTOPHER K. MCHUGH serves as a comanager on the Top 20 Fund. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.

[Photo omitted]

WILLIAM C. MCVAIL serves as a comanager of the Top 20 Fund. Before joining Turner in 1998, Bill was a portfolio manager at PNC Equity Advisors. A Chartered Financial Analyst, Bill received a bachelor's degree from Vassar College.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 17

INVESTMENT REVIEW
--------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND

TOTAL RETURN
SIX-MONTH PERIOD ENDING MARCH 31, 2000
--------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND                            141.19%
Lipper Science & Technology Funds Average          94.31
Pacific Exchange Technology 100 Index              85.28
================================================================================
For the six-month period ended March 31, 2000, the Turner Technology Fund produced a total return of 141.19%. This compares with a total return of 85.28% for its benchmark, the Pacific Exchange Technology 100 Index.

With an inception date of July 1, 1999, this fund focuses on growth-oriented companies in such sectors as computers, semiconductors, electronics, communications, software, health care, and biotechnology.

Among the portfolio's best performers for the six-month period were Intel and Advanced Micro Devices, the #1 and #2 developers of microprocessor semiconductor products; Redback Networks, a creator of high-performance networking products; and eBay, the leading provider of online auction services.

Looking ahead, we believe that technology will continue to be the dominant theme of the economy and the markets in the years to come. And while volatility can be expected in this sector, we feel that this fund offers a convenient and highly focused approach for growth-oriented investors with long time horizons.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER TECHNOLOGY FUND:
JUNE 30, 1999-MARCH 31, 2000*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

            TURNER TECHNOLOGY     PACIFIC EXCHANGE
                   FUND         TECHNOLOGY 100 INDEX
                   ----         --------------------
6/30/99          $10,000             $10,000
9/99              14,060              10,467
3/00              33,911              19,392

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Technology Fund is July 1, 1999.

------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2000
------------------------------
SINCE INCEPTION
239.11%
------------------------------

18  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

TURNER TECHNOLOGY FUND

================================================================================
FUND OBJECTIVE
The Turner Technology Fund seeks capital appreciation. It invests in common stock of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven technology related products and services. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects.

The Fund participates in the Initial Public Offering ("IPO") market, and a significant portion of the fund's returns are attributable to its investment in IPOs, which have a magnified impact due to the fund's relatively small asset base. There is no guarantee that as the fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.

================================================================================
FUND PROFILE
MARCH 31, 2000

[Graphic of box chart omitted, indicates Small to Large Market Capitalization and a Growth Investment Style]
[bullet]   Ticker symbol TTECX
[bullet]   CUSIP #87252R870
[bullet]   Top 10 holdings
           (1) Juniper Networks
           (2) Intel
           (3) America Online
           (4) Qualcomm
           (5) Sun Microsystems
           (6) Cisco Systems
           (7) Broadcom, Cl A
           (8) SDL
           (9) National Semiconductor
           (10) Yahoo!
[bullet]   % in 10 largest holdings 35.7%
[bullet]   Number of holdings 36
[bullet]   Price/earnings ratio 98.1
[bullet]   Weighted average market capitalization $92.3 billion
[bullet]   % of holdings with positive earnings surprises 87.8%
[bullet]   % of holdings with negative earnings surprises 0%
[bullet]   Net assets $90 million

================================================================================
SECTOR WEIGHTINGS:

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
   84.5%     Technology
   10.9%     Consumer discretionary/services
    2.7%     Health care
    2.6%     Producer durables

================================================================================
PORTFOLIO MANAGERS

[Photo omitted]

ROBERT E. TURNER, founder, chairman, and chief investment officer of Turner Investment Partners, has served as the lead product manager of the Technology Fund since its inception in 1999. A Chartered Financial Analyst, Bob previously was senior investment manager with Meridian Investment Company. He earned bachelor's and MBA degrees at Bradley University.

[Photo omitted]

CHRISTOPHER K. MCHUGH serves as a comanager of the Technology Fund. Chris joined Turner when it was founded in 1990 and previously held a position as performance specialist at Provident Capital Management. He earned a bachelor's degree at the Philadelphia College of Textiles and Science and an MBA degree at St. Joseph's University.

[Photo omitted]

ROBB J. PARLANTI, serves as a comanager of the Technology Fund. Robb joined Turner in 1993 as a senior portfolio manager/security analyst. A Chartered Financial Analyst, he received a bachelor's degree at Wake Forest University. Robb formerly was an assistant vice president/portfolio manager at PNC Bank.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 19

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SHORT DURATION GOVERNMENT FUNDS-
THREE YEAR PORTFOLIO

TOTAL RETURN
SIX-MONTH PERIOD ENDING MARCH 31, 2000
--------------------------------------------------------------------------------
TURNER SHORT DURATION GOVERNMENT FUNDS-
THREE YEAR PORTFOLIO (CLASS I)                      1.96%
Lipper Short/Intermediate U.S. Government
Funds Average                                       1.27
Lehman Brothers 1-3 Year
U.S. Government Bond Index                          1.82
================================================================================
For the six-month period ended March 31, 2000, the Turner Short Duration -- Three Year Portfolio (Class I Shares) delivered a total return of 1.96%. By comparison, the Lehman Brothers 1-3 Year U.S. Government Bond Index returned 1.82%.

After a weak first fiscal quarter during which the fund was hampered by rising rates, the second fiscal quarter saw a strong return to positive territory.

During this time, we adjusted the portfolio to better position the fund for a rising rate environment, pulling back on maturity levels and adding higher-yielding agency securities where advantageous. Looking ahead, we believe that further rate hikes by the Federal Reserve Board are on the horizon. Therefore, we plan to maintain our relatively conservative stance in order to optimize liquidity and seek higher-yielding instruments as they become available.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER SHORT DURATION GOVERNMENT FUNDS-THREE YEAR PORTFOLIO, CLASS I:
FEBRUARY 28, 1994-MARCH 31, 2000*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

               TURNER SHORT
            DURATION GOVERNMENT-   LEHMAN 1-3 YEAR
             3 YEAR PORTFOLIO        GOVERNMENT
                  CLASS I            BOND INDEX
                  -------            ----------
2/28/94           $10,000             $10,000
9/94               10,089              10,049
9/95               10,976              10,871
9/96               11,637              11,488
9/97               12,463              12,279
9/98               13,469              13,253
9/99               13,858              13,676
3/00               14,130              13,925

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Short Duration Government Funds-Three Year Portfolio (Class I) is March 1, 1994.

--------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2000
--------------------------------------------------
PAST ONE      PAST THREE   PAST FIVE    SINCE
YEAR          YEARS        YEARS        INCEPTION
Class I Shares
3.53%         5.69%        6.19%        5.85%
Class II Shares
   --           --           --         8.39%
--------------------------------------------------

20  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

TURNER SHORT DURATION GOVERNMENT FUNDS-
THREE YEAR PORTFOLIO

================================================================================
FUND OBJECTIVE
The Turner Short Duration Government Funds-Three Year Portfolio seeks to produce maximum total return consistent with preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The fund seeks to limit fluctuations in principal and reduce interest-rate risk by maintaining an average effective duration no greater than that of a three-year Treasury bill.

================================================================================
FUND PROFILE
MARCH 31, 2000

[Graphic of box chart omitted, indicates High Credit Quality and a Long Maturity Average]

[bullet]   Ticker symbol TSDGX,
           Class I Shares
[bullet]   CUSIP #872524202,
           Class I Shares
[bullet]   Top 10 holdings
           (1) U.S. Treasury Notes, 8.00%, 05/15/01
           (2) U.S. Treasury Notes, 3.625%, 07/15/02
           (3) U.S. Treasury Notes, 7.00%, 07/15/06
           (4) U.S. Treasury Notes, 5.50%, 02/15/08
           (5) FHLMC, 9.50%, 06/15/06
           (6) Fleet Credit Card, 1998-AA
           (7) GNMA, 6.5%, 01/15/13
           (8) Ford Motor Credit, 5.75%, 02/23/04
           (9) FHLMC 6.000%, 01/01/19
           (10) Securitized Asset Sales, Inc., 6.25%, 12/25/23
[bullet]   % in 10 largest holdings 49.6%
[bullet]   Number of holdings 56
[bullet]   Average effective duration 1.78 years
[bullet]   Average maturity 2.42 years
[bullet]   Average yield to maturity 6.66%
[bullet]   Average credit quality Agency
[bullet]   Convexity (0.15)
[bullet]   Net assets $48 million

================================================================================
SECTOR WEIGHTINGS:

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
   53.5%     Mortgage-backed securities
   32.4%     Treasury securities
    8.5%     Asset-backed securities
    4.0%     Corporates
    0.8%     Other

================================================================================
PORTFOLIO MANAGERS

[Photo omitted]

JAMES I. MIDANEK, fixed-income chief investment officer, has served as manager of the Short Duration Funds-Three Year Portfolio since inception. Jim joined Turner in 1998, upon our acquisition of Solon Asset Management, which he cofounded. Previously he was chief investment officer, fixed income with Montgomery Asset Management. He holds a bachelor's degree from Queens College.

[Photo omitted]

JOHN PAK, joined the firm in 2000. He earned a bachelor of arts degree and a master of arts degree, both in economics, at the University of San Francisco. Previously he served as vice-president/ trade desk manager at Tuttle Decision Systems and assistant vice president at C. E. Childs and Company.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 21

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SHORT DURATION GOVERNMENT FUNDS-
ONE YEAR PORTFOLIO

TOTAL RETURN
SIX-MONTH PERIOD ENDING MARCH 31, 2000
--------------------------------------------------------------------------------
TURNER SHORT DURATION GOVERNMENT FUNDS-
ONE YEAR PORTFOLIO (CLASS I)                        2.78%
Lipper Ultra-Short Obligation Funds Average         2.60
Merrill Lynch 3 Month
U.S. Treasury Bill Index                            2.66
================================================================================
For the six months ended March 31, 2000, the Turner Short Duration - One Year Portfolio (Class I Shares) delivered a total return of 2.78%. By contrast, the Merrill Lynch 3 Month U.S. Treasury Bill Index reported a total return of 2.66%.

The fund once again benefited from a rising-rate environment, as the Federal Reserve Board instituted three quarter-point hikes in the Fed Funds Rate. In addition, we continued to balance our holdings of U.S. Treasury securities with strong representation by higher-yielding agency issues. The result was good overall performance without compromising asset quality.

Looking ahead, the Fed has made it clear that is will remain vigilant against inflation. And with core inflation rates showing signs of increasing, we believe that further rate hikes are imminent. Therefore, we plan to maintain a relatively conservative stance with regard to maturities in order to seek incremental yields as they become available.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO, CLASS I:
FEBRUARY 28, 1994-MARCH 31, 2000*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

               TURNER SHORT         MERRILL LYNCH
            DURATION GOVERNMENT-       3-MONTH
             1 YEAR PORTFOLIO       U.S. TREASURY
                  CLASS I            BILL INDEX
                  -------            ----------
2/28/94           $10,000             $10,000
9/94               10,231              10,235
9/95               10,935              10,837
9/96               11,704              11,431
9/97               12,428              12,047
9/98               13,201              12,693
9/99               13,906              13,289
3/00               14,293              13,643

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Short Duration Government Funds-One Year Portfolio (Class I) is March 1, 1994.

--------------------------------------------------
ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2000
--------------------------------------------------
PAST ONE      PAST THREE   PAST FIVE    SINCE
YEAR          YEARS        YEARS        INCEPTION
Class I Shares
5.38%         5.88%        6.21%        6.04%
Class II Shares
5.24%            --            --         5.32%
--------------------------------------------------

22  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

TURNER SHORT DURATION GOVERNMENT FUNDS-
ONE YEAR PORTFOLIO

================================================================================
FUND OBJECTIVE
The Turner Short Duration Government Funds-One Year Portfolio seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The fund seeks to limit fluctuations in principal and reduce interest-rate risk by maintaining an average effective duration no greater than that of a one-year Treasury note.

================================================================================
FUND PROFILE
MARCH 31, 2000

[Graphic of box chart omitted, indicates High Credit Quality and a Short Maturity Average]

[bullet]   Ticker Symbol TSDOX
           Class I Shares
[bullet]   CUSIP #872524103,
           Class I Shares
[bullet]   Top 10 holdings
           (1) U.S. Treasury Notes, 6.125%, 09/30/00
           (2) U.S. Treasury Notes, 8.000%, 05/15/01
           (3) U.S. Treasury Notes, 3.625%, 07/15/02
           (4) FNMA, 6.000% 1998-45 PB, 05/18/12
           (5) FNMA, 1993-55 H, 6.000% 09/25/06
           (6) GNMA #811 6.375%, 03/20/16
           (7) BA Mortgage Security, 1997-2 2A1, 7.25%, 10/25/27
           (8) Residential Fund Mortgage, 1992-S39 A8, 7.500%, 11/25/07
           (9) FNMA, 6.000%, 01/18/08, 1998-44 TB
           (10) GE Capital Mortgage Services 99-11 A2, 6.000%, 07/25/29
[bullet]   % in 10 largest holdings 70.4%
[bullet]   Number of holdings 44
[bullet]   Average effective duration 0.57 years
[bullet]   Average maturity 0.78 years
[bullet]   Average yield to maturity 6.32%
[bullet]   Average credit quality Agency
[bullet]   Convexity (0.14)
[bullet]   Net assets $21 million

================================================================================
SECTOR WEIGHTINGS:

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
   47.3%     Mortgage-backed securities
   38.8%     Treasury securities
    0.9%     Asset-backed securities
   13.1%     Other

================================================================================
PORTFOLIO MANAGERS

[Photo omitted]

JAMES I. MIDANEK, fixed-income chief investment officer, has served as manager of the Short Duration Funds-One Year Portfolio since inception. Jim joined Turner in 1998, upon our acquisition of Solon Asset Management, which he cofounded. Previously he was chief investment officer, fixed income with Montgomery Asset Management. He holds a bachelor's degree from Queens College.

[Photo omitted]

JOHN PAK, joined the firm in 2000. He earned a bachelor of arts degree and a master of arts degree, both in economics, at the University of San Francisco. Previously he served as vice-president/ trade desk manager at Tuttle Decision Systems and assistant vice president at C. E. Childs and Company.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 23

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE HIGH QUALITY
FIXED INCOME FUND

TOTAL RETURN
SIX-MONTH PERIOD ENDING MARCH 31, 2000
--------------------------------------------------------------------------------
TURNER CORE HIGH QUALITY
FIXED INCOME FUND                                   2.56%
Lipper General Bond Funds Average                   3.56
Lehman Brothers Aggregate
Bond Index                                          2.08
================================================================================
For the six-month period ended March 31, 2000, the Turner Core High Quality Fixed Income Fund produced a total return of 2.56%, compared with a total return of 2.08% for its benchmark, the Lehman Brothers Aggregate Bond Index.

With an inception date of July 1, 1999, this fund invests primarily in U.S. government securities, corporate debt securities, mortgage-backed securities, asset-backed securities, and short-term obligations. The six-month period was a challenging one for bonds, with the Federal Reserve Board increasing short-term rates on three occasions by one quarter of one percent. The result was relatively lackluster performance for the market, and for the fund. Looking ahead, we believe that additional rate hikes by the Fed are likely, due to continued economic strength and growing signs of inflation. However, we also believe that the bond market could benefit from a flight to quality by equity investors and others during times of market instability.

Therefore, we plan to maintain our emphasis on issues of the highest quality from each sector of the market, and to hold our average weighted maturity to a relatively conservative level until interest rates appear to be more stable.

GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE HIGH QUALITY FIXED INCOME
FUND:
JUNE 30, 1999-MARCH 31, 2000*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

                TURNER CORE
               HIGH QUALITY            LEHMAN
                   FIXED           AGGREGATE BOND
                INCOME FUND            INDEX
                -----------            -----
6/30/99           $10,000             $10,000
9/99               10,047              10,068
3/00               10,305              10,278

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Turner Core High Quality Fixed Income Fund is July 1, 1999.

-------------------------------------------
CUMULATIVE TOTAL RETURN
Period ending March 31, 2000
-------------------------------------------
SINCE INCEPTION
3.05%
-------------------------------------------

24  | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

TURNER CORE HIGH QUALITY FIXED INCOME FUND

================================================================================
FUND OBJECTIVE
The Turner Core High Quality Fixed Income Fund seeks current income and capital appreciation, an objective that emphasizes total return rather than just yield alone. It invests in investment-grade fixed-income securities, including U.S. government, corporate, mortgaged-backed and asset-backed securities.

================================================================================
FUND PROFILE
MARCH 31, 2000

[Graphic of box chart omitted, indicates High Credit Quality and a Medium Maturity Average]

[bullet]   Ticker symbol THQFX
[bullet]   CUSIP #87252R847
[bullet]   Top 10 holdings
           (1) U.S. Treasury Notes, 5.50%, 02/15/08
           (2) U.S. Treasury Notes, 7.000%, 07/15/06
           (3) FNMA, 6.00%, 6/01/14
           (4) FNMA, 6.00%, 1993-198K, 12/25/22
           (5) FNMA, 6.50%, 1994-27PJ, 06/25/23
           (6) FHLMC Gold, 6.00%, 06/01/29
           (7) FNMA, 6.00%, 05/01/29
           (8) U.S. Treasury Notes, 8.125%, 05/15/21
           (9) U.S. Treasury Notes, 8.125%, 08/15/19
           (10) Spiegel Master Trust, 7.50%
[bullet]   % in 10 largest holdings 61.49%
[bullet]   Number of holdings 38
[bullet]   Average effective duration 5.0 years
[bullet]   Average maturity 8.0 years
[bullet]   Average yield to maturity 6.77%
[bullet]   Average credit quality Agency
[bullet]   Convexity 0.25
[bullet]   Net assets $13 million

================================================================================
SECTOR WEIGHTINGS:

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
   45.6%     Mortgage-backed securities
   43.3%     Treasury securities
    6.6%     Asset-backed securities
    2.5%     Corporates
    2.1%     Other

================================================================================
PORTFOLIO MANAGERS

[Photo omitted]

JAMES I. MIDANEK, fixed-income chief investment officer, has served as manager of the Core High Quality Fixed Income Fund since its inception in 1999. Jim joined Turner in 1998, upon our acquisition of Solon Asset Management, which he cofounded. Previously he was chief investment officer, fixed income with Montgomery Asset Management. He holds a bachelor's degree from Queens College.

[Photo omitted]

JOHN PAK, joined the firm in 2000. He earned a bachelor of arts degree and a master of arts degree, both in economics, at the University of San Francisco. Previously he served as vice-president/ trade desk manager at Tuttle Decision Systems and assistant vice president at C. E. Childs and Company.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

TURNER LARGE CAP GROWTH EQUITY FUND
March 31, 2000

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCKS--97.7%
----------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--2.4%
----------------------------------------------------------
AT&T - Liberty Media, Cl A*               9,570     $  567
Omnicom Group                             5,870        548
                                                    ------
Total Broadcasting, newspapers &
   advertising                                       1,115
                                                    ------

----------------------------------------------------------
COMMUNICATIONS--1.5%
----------------------------------------------------------
Level 3 Communications*                   6,460        683
                                                    ------
Total Communications                                   683
                                                    ------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.5%
----------------------------------------------------------
Juniper Networks*                         2,500        659
Nokia ADR                                 4,270        928
Nortel Networks ADR                       7,210        908
                                                    ------
Total Communications equipment                       2,495
                                                    ------

----------------------------------------------------------
COMPUTERS & SERVICES--23.5%
----------------------------------------------------------
Cisco Systems*                           52,428      4,053
Dell Computer*                           14,120        762
EMC-Mass*                                 8,820      1,102
Hewlett-Packard                           6,130        813
Lexmark International Group, Cl A*        7,570        801
Qualcomm*                                 6,660        994
Sun Microsystems*                        12,760      1,196
Sycamore Networks*                        5,145        664
Tibco Software*                           3,850        314
                                                    ------
Total Computers & services                          10,699
                                                    ------

----------------------------------------------------------
DRUGS--5.2%
----------------------------------------------------------
Genentech*                                4,210        640
Immunex*                                  8,350        530
Warner-Lambert                           12,420      1,211
                                                    ------
Total Drugs                                          2,381
                                                    ------

----------------------------------------------------------
ELECTRONICS--4.7%
----------------------------------------------------------
Gemstar International Group Ltd*          6,950        598
Micron Technology*                        4,480        564
Motorola                                  6,850        975
                                                    ------
Total Electronics                                    2,137
                                                    ------

----------------------------------------------------------
ENERGY & POWER--1.1%
----------------------------------------------------------
AES*                                      6,240        491
                                                    ------
Total Energy & power                                   491
                                                    ------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ENTERTAINMENT--1.3%
----------------------------------------------------------
Walt Disney                              13,800     $  571
                                                    ------
Total Entertainment                                    571
                                                    ------

----------------------------------------------------------
FINANCIAL SERVICES--3.4%
----------------------------------------------------------
Citigroup                                13,210        784
Merrill Lynch                             7,240        760
                                                    ------
Total Financial services                             1,544
                                                    ------

----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--1.9%
----------------------------------------------------------
Pepsico                                  24,950        862
                                                    ------
Total Food, beverage & tobacco                         862
                                                    ------

----------------------------------------------------------
GLASS PRODUCTS--0.9%
----------------------------------------------------------
Corning                                   2,210        429
                                                    ------
Total Glass products                                   429
                                                    ------

----------------------------------------------------------
HEALTHCARE--2.2%
----------------------------------------------------------
PE Biosystems Group                      10,410      1,005
                                                    ------
Total Healthcare                                     1,005
                                                    ------

----------------------------------------------------------
INTERNET SERVICES--6.6%
----------------------------------------------------------
America Online*                          26,670      1,794
Yahoo!*                                   7,210      1,236
                                                    ------
Total Internet services                              3,030
                                                    ------

----------------------------------------------------------
MACHINERY--1.4%
----------------------------------------------------------
Applied Materials*                        6,880        648
                                                    ------
Total Machinery                                        648
                                                    ------

----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--4.1%
----------------------------------------------------------
Amgen*                                   12,380        760
Medimmune*                                2,120        369
Medtronic                                14,760        759
                                                    ------
Total Medical products & services                    1,888
                                                    ------

----------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--0.9%
----------------------------------------------------------
Internet Capital Group*                   4,640        419
                                                    ------
Total Miscellaneous business services                  419
                                                    ------

----------------------------------------------------------
MISCELLANEOUS MANUFACTURING--1.3%
----------------------------------------------------------
Tyco International Ltd                   11,990        598
                                                    ------
Total Miscellaneous manufacturing                      598
                                                    ------



26 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH EQUITY FUND

                                                     Value
                                          Shares     (000)

----------------------------------------------------------
PETROLEUM REFINING--1.0%
----------------------------------------------------------
Enron                                     6,170     $  462
                                                    ------
Total Petroleum refining                               462
                                                    ------

----------------------------------------------------------
RETAIL--6.6%
----------------------------------------------------------
Home Depot                               16,584      1,070
Safeway*                                 19,750        894
Wal-Mart Stores                          18,830      1,045
                                                    ------
Total Retail                                         3,009
                                                    ------

----------------------------------------------------------
SEMICONDUCTORS/INSTRUMENTS--14.0%
----------------------------------------------------------
Applied Micro Circuits*                   3,200        480
Avanex*                                   3,710        563
Broadcom, Cl A*                           2,710        658
Intel                                    22,750      3,002
JDS Uniphase*                             6,100        735
Texas Instruments                         6,140        982
                                                    ------
Total Semiconductors/instruments                     6,420
                                                    ------

----------------------------------------------------------
SOFTWARE & PROGRAMMING--5.6%
----------------------------------------------------------
Check Point Software Technologies*        2,660        455
Oracle*                                  18,420      1,438
Veritas Software*                         5,125        671
                                                    ------
Total Software & programming                         2,564
                                                    ------

----------------------------------------------------------
TECHNOLOGY--1.1%
----------------------------------------------------------
Comverse Technology*                      2,580        488
                                                    ------
Total Technology                                       488
                                                    ------

----------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--1.5%
----------------------------------------------------------
Nextel Communications, Cl A*              4,460        661
                                                    ------
Total Telephones & telecommunications                  661
                                                    ------

----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $38,231)                                      44,599
----------------------------------------------------------

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--6.9%
----------------------------------------------------------
Morgan  Stanley,  5.80%,  dated 03/31/00,
     matures  04/03/00,  repurchase  price
     $3,131,115, (collateralized by
     U.S. Treasury Notes, par value
     $3,180,632, 7.50%, 02/15/05,
     market value $3,208,852)            $3,131   $  3,131

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(COST $3,131)                                        3,131
----------------------------------------------------------
----------------------------------------------------------
TOTAL INVESTMENTS--104.6%
(COST $41,362)                                      47,730
----------------------------------------------------------
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(4.6%)           (2,101)
----------------------------------------------------------
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital (unlimited authorization--
     no par value) based on 1,593,344
     outstanding shares of beneficial interest      34,045
Accumulated net investment loss                        (85)
Accumulated net realized
     gain on investments                             5,301
Net unrealized appreciation
     on investments                                  6,368

----------------------------------------------------------
TOTAL NET ASSETS--100.0%                           $45,629
----------------------------------------------------------
----------------------------------------------------------
NET ASSET VALUE, OFFERING AND
----------------------------------------------------------
----------------------------------------------------------
REDEMPTION PRICE PER SHARE                          $28.64
----------------------------------------------------------

* Non-income producing security
ADR - American Depository Receipt   Cl - Class
Ltd - Limited
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER GROWTH EQUITY FUND
March 31, 2000

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCKS--97.1%
----------------------------------------------------------
BEAUTY PRODUCTS--1.0%
----------------------------------------------------------
Kimberly-Clark                           52,490    $ 2,939
                                                    ------
Total Beauty products                                2,939
                                                    ------

----------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--2.3%
----------------------------------------------------------
AT&T - Liberty Media, Cl A*              52,225      3,094
Omnicom Group                            30,745      2,873
TMP Worldwide*                           15,000      1,166
                                                    ------
Total Broadcasting, newspapers &
advertising                                          7,133
                                                    ------

----------------------------------------------------------
COMMUNICATIONS--2.0%
----------------------------------------------------------
Covad Communications Group*              11,260        816
Global Crossing Ltd*                     25,730      1,053
Level 3 Communications*                  20,270      2,144
Voicestream Wireless*                    16,400      2,113
                                                    ------
Total Communications                                 6,126
                                                    ------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.2%
----------------------------------------------------------
Extreme Networks*                        14,010      1,107
Juniper Networks*                         9,190      2,422
Metromedia Fiber Network, Cl A*          18,070      1,748
Nokia ADR                                17,780      3,863
Nortel Networks ADR                      25,235      3,180
Redback Networks*                         4,630      1,389
Sycamore Networks*                       19,190      2,476
                                                    ------
Total Communications equipment                      16,185
                                                    ------

----------------------------------------------------------
COMPUTERS & SERVICES--19.6%
----------------------------------------------------------
Brocade Communications System*            9,650      1,730
Cisco Systems*                          283,850     21,945
Comverse Technology*                     12,660      2,393
Dell Computer*                           83,360      4,496
EMC-Mass*                                51,795      6,474
Hewlett-Packard                          34,630      4,591
Lexmark International Group, Cl A*       24,080      2,546
Network Appliance*                       18,930      1,566
Qualcomm*                                34,830      5,201
Sun Microsystems*                        67,710      6,345
Tibco Software*                          23,220      1,892
Vignette*                                 8,700      1,394
                                                    ------
Total Computers & services                          60,573
                                                    ------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
DRUGS--5.5%
----------------------------------------------------------
Genentech*                               21,020    $ 3,195
Immunex*                                 32,330      2,051
Pharmacia & Upjohn                       39,910      2,365
Warner-Lambert                           95,970      9,357
                                                    ------
Total Drugs                                         16,968
                                                    ------

----------------------------------------------------------
ELECTRONICS--5.7%
----------------------------------------------------------
Advanced Micro Devices*                  47,050      2,685
Atmel*                                   27,420      1,416
Gemstar International Group Ltd*         30,800      2,649
LSI Logic*                               25,030      1,818
Micron Technology*                       18,750      2,362
Motorola                                 35,745      5,089
National Semiconductor*                  27,030      1,639
                                                    ------
Total Electronics                                   17,658
                                                    ------

----------------------------------------------------------
ENERGY & POWER--0.8%
----------------------------------------------------------
AES*                                     30,005      2,363
                                                    ------
Total Energy & power                                 2,363
                                                    ------

----------------------------------------------------------
ENTERTAINMENT--1.2%
----------------------------------------------------------
Walt Disney                              91,690      3,794
                                                    ------
Total Entertainment                                  3,794
                                                    ------

----------------------------------------------------------
FINANCIAL SERVICES--3.1%
----------------------------------------------------------
Charles Schwab                           51,150      2,906
Citigroup                                39,632      2,351
Fannie Mae                                   10          1
Merrill Lynch                            24,020      2,522
Portal Software*                         32,100      1,828
                                                    ------
Total Financial services                             9,608
                                                    ------

----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--3.7%
----------------------------------------------------------
Pepsico                                 198,970      6,877
Seagram Ltd                              74,670      4,443
                                                    ------
Total Food, beverage & tobacco                      11,320
                                                    ------

----------------------------------------------------------
GLASS PRODUCTS--0.7%
----------------------------------------------------------
Corning                                  11,380      2,208
                                                    ------
Total Glass products                                 2,208
                                                    ------


28 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER GROWTH EQUITY FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
HEALTHCARE--1.6%
----------------------------------------------------------
PE Biosystems Group                      35,950   $  3,469
Waters*                                  14,430      1,374
                                                    ------
Total Healthcare                                     4,843
                                                    ------

----------------------------------------------------------
INSURANCE--0.6%
----------------------------------------------------------
American International Group             15,790      1,729
                                                    ------
Total Insurance                                      1,729
                                                    ------

----------------------------------------------------------
INTERNET SERVICES--6.4%
----------------------------------------------------------
America Online*                         156,800     10,545
CMGI*                                    12,210      1,384
eBay*                                     6,990      1,230
Exodus Communications*                    9,590      1,347
Infospace.com*                           11,040      1,606
Yahoo!*                                  21,910      3,755
                                                    ------
Total Internet services                             19,867
                                                    ------

----------------------------------------------------------
MACHINERY--1.4%
----------------------------------------------------------
Applied Materials*                       27,530      2,595
SPX*                                     14,210      1,619
                                                    ------
Total Machinery                                      4,214
                                                    ------

----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--6.1%
----------------------------------------------------------
Amgen*                                   69,960      4,294
Becton Dickinson                         70,600      1,858
Columbia HCA Healthcare                 179,430      4,542
Health Management
Associates, Cl A*                       123,570      1,761
Medimmune*                               11,050      1,924
Medtronic                                88,680      4,561
                                                    ------
Total Medical products & services                   18,940
                                                    ------

----------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--2.3%
----------------------------------------------------------
Aether Systems*                           1,920        348
Art Technology Group*                    21,000      1,379
Internet Capital Group*                  22,120      1,998
Kana Communications*                     14,420        981
Network Solutions*                        9,000      1,383
Webvan Group*                           112,120        862
                                                    ------
Total Miscellaneous
   business services                                 6,951
                                                    ------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MISCELLANEOUS MANUFACTURING--0.8%
----------------------------------------------------------
Tyco International Ltd                   49,990   $  2,493
                                                  --------
Total Miscellaneous manufacturing                    2,493
                                                  --------

----------------------------------------------------------
MULTIMEDIA--0.6%
----------------------------------------------------------
CBS*                                     32,955      1,866
                                                  --------
Total Multimedia                                     1,866
                                                  --------

----------------------------------------------------------
PETROLEUM REFINING--0.5%
----------------------------------------------------------
Avanex*                                  10,440      1,584
                                                  --------
Total Petroleum refining                             1,584
                                                  --------

----------------------------------------------------------
PRINTING & PUBLISHING--0.4%
----------------------------------------------------------
Dow Jones                                19,050      1,368
                                                  --------
Total Printing & publishing                          1,368
                                                  --------

----------------------------------------------------------
RETAIL--4.9%
----------------------------------------------------------
Home Depot                               98,605      6,360
Safeway*                                 89,670      4,058
Starbucks*                               39,750      1,781
Wal-Mart Stores                          50,970      2,829
                                                  --------
Total Retail                                        15,028
                                                  --------

----------------------------------------------------------
SEMICONDUCTORS/INSTRUMENTS--12.8%
----------------------------------------------------------
Applied Micro Circuits*                  22,880      3,433
Broadcom, Cl A*                          10,940      2,657
Celestica*                               29,830      1,583
Intel                                   132,810     17,523
JDS Uniphase*                            22,880      2,758
Kla-Tencor*                              32,820      2,765
PMC - Sierra*                             6,360      1,295
SDL*                                     10,980      2,337
Texas Instruments                        32,470      5,195
                                                  --------
Total Semiconductors/instruments                    39,546
                                                  --------

----------------------------------------------------------
SOFTWARE & PROGRAMMING--4.3%
----------------------------------------------------------
Check Point Software Technologies*        7,720      1,321
Oracle*                                  99,220      7,745
Siebel Systems*                          11,640      1,390
Veritas Software*                        22,315      2,923
                                                  --------
Total Software & programming                        13,379
                                                  --------


                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER GROWTH EQUITY FUND

                                    Shares/Face      Value
                                   amount (000)      (000)
----------------------------------------------------------
TECHNOLOGY--1.2%
----------------------------------------------------------
Akamai Technologies*                      6,360    $ 1,023
Research In Motion Ltd*                  14,810      1,577
Safeguard Scientifics*                   15,920      1,119
                                                  --------
Total Technology                                     3,719
                                                  --------

----------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--1.9%
----------------------------------------------------------
McLeodUSA, Cl A*                         18,250      1,548
Nextel Communications, Cl A*             15,510      2,299
Nextlink Communications, Cl A*           15,120      1,870
                                                  --------
Total Telephones &
   telecommunications                                5,717
                                                  --------

----------------------------------------------------------
WHOLESALE--0.5%
----------------------------------------------------------
Sysco                                    41,770      1,491
                                                  --------
Total Wholesale                                      1,491
                                                  --------

----------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $238,454)                                 299,610
----------------------------------------------------------


----------------------------------------------------------
WARRANTS--0.0%
----------------------------------------------------------
Per-se Technologies*                        395         --

----------------------------------------------------------
TOTAL WARRANTS
(COST $0)                                               --

----------------------------------------------------------
----------------------------------------------------------
REPURCHASE AGREEMENT--4.3%
----------------------------------------------------------
JP Morgan, 6.10%, dated 03/31/00,
     matures 04/03/00, repurchase price
     $13,199,698 (collateralized by
     FNMA and FHLMC, par values
     $9,999,000 and $3,842,274, 7.50%
     and 7.00%, 03/01/30 and 08/01/29,
     market values $9,861,514 and
     3,602,178, respectively)           $13,200     13,200

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(COST $13,200)                                      13,200
----------------------------------------------------------

                                                     Value
                                                     (000)
----------------------------------------------------------
TOTAL INVESTMENTS--101.4%
(COST $251,654)                                   $312,810
----------------------------------------------------------
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.4%)           (4,384)
----------------------------------------------------------
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital (unlimited authorization--
   no par value) based on 15,767,104
   outstanding shares of beneficial interest       213,064
Accumulated net investment loss                       (421)
Accumulated net realized gain
   on investments                                   34,627
Net unrealized appreciation
   on investments                                   61,156

----------------------------------------------------------
TOTAL NET ASSETS--100.0%                          $308,426
----------------------------------------------------------
----------------------------------------------------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                        $19.56
----------------------------------------------------------

* Non-income producing security
ADR - American Depository Receipt
Cl - Class
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
Ltd - Limited
The accompanying notes are an integral part of the financial statements.


30 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER MIDCAP GROWTH FUND
March 31, 2000

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCKS--94.9%
----------------------------------------------------------
AIR TRANSPORTATION--0.9%
----------------------------------------------------------
Delta Air Lines                         127,130    $ 6,770
                                                   -------
Total Air transportation                             6,770
                                                   -------

----------------------------------------------------------
BANKS--0.7%
----------------------------------------------------------
Northern Trust                           81,480      5,505
                                                   -------
Total Banks                                          5,505
                                                   -------

----------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--2.7%
----------------------------------------------------------
Hispanic Broadcasting*                   51,940      5,882
TMP Worldwide*                          114,080      8,870
Young & Rubicam                         104,890      4,930
                                                   -------
Total Broadcasting, newspapers &
  advertising                                       19,682
                                                   -------

----------------------------------------------------------
CHEMICALS--0.8%
----------------------------------------------------------
Avery Dennison                           92,720      5,662
                                                   -------
Total Chemicals                                      5,662
                                                   -------

----------------------------------------------------------
COMMUNICATIONS--1.8%
----------------------------------------------------------
American Tower, Cl A*                    78,790      3,890
Broadwing*                              149,720      5,568
Voicestream Wireless*                    32,620      4,202
                                                   -------
Total Communications                                13,660
                                                   -------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.6%
----------------------------------------------------------
Ciena*                                   76,070      9,594
Extreme Networks*                        80,760      6,380
Powerwave Technologies*                  27,040      3,380
Redback Networks*                        23,610      7,082
                                                   -------
Total Communications equipment                      26,436
                                                   -------

----------------------------------------------------------
COMPUTERS & SERVICES--7.8%
----------------------------------------------------------
Brocade Communications System*           34,890      6,256
Comverse Technology*                     32,480      6,139
Lexmark International Group, Cl A*       80,740      8,538
Network Appliance*                      115,740      9,577
Peoplesoft*                             195,570      3,911
Terayon Communication*                   41,700      8,549
Tibco Software*                          26,870      2,190

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
Universal Access*                        95,100    $ 3,186
Va Linux Systems*                        54,790      3,308
Vignette*                                39,190      6,280
                                                   -------
Total Computers & services                          57,934
                                                   -------

----------------------------------------------------------
DRUGS--3.2%
----------------------------------------------------------
Forest Laboratories, Cl A*               62,180      5,254
Getty Images*                           109,120      3,922
Idec Pharmaceuticals*                    36,510      3,587
Immunex*                                 90,630      5,749
Safeguard Scientifics*                   78,570      5,524
                                                   -------
Total Drugs                                         24,036
                                                   -------

----------------------------------------------------------
ELECTRONICS--4.5%
----------------------------------------------------------
Analog Devices*                          18,690      1,506
Atmel*                                  139,770      7,216
LSI Logic*                              110,970      8,059
National Semiconductor*                  99,060      6,006
Xilinx*                                 123,960     10,265
                                                   -------
Total Electronics                                   33,052
                                                   -------

----------------------------------------------------------
ENERGY & POWER--1.0%
----------------------------------------------------------
AES*                                     98,560      7,762
                                                   -------
Total Energy & power                                 7,762
                                                   -------

----------------------------------------------------------
FINANCIAL SERVICES--5.1%
----------------------------------------------------------
Bisys Group*                             66,040      4,392
Checkfree Holdings*                      80,170      5,652
Fiserv*                                 191,815      7,133
Lehman Brothers Holdings                 64,190      6,226
Paychex                                 168,800      8,841
Portal Software*                         97,780      5,567
                                                   -------
Total Financial services                            37,811
                                                   -------

----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--0.5%
----------------------------------------------------------
Quaker Oats                              63,150      3,828
                                                   -------
Total Food, beverage & tobacco                       3,828
                                                   -------


                                       TURNER FUNDS 2000 SEMIANNUAL REPORT  | 31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
GAS/NATURAL GAS--0.6%
----------------------------------------------------------
Dynegy, Cl A                             69,390    $ 4,354
                                                   -------
Total Gas/natural gas                                4,354
                                                   -------

----------------------------------------------------------
GLASS PRODUCTS--0.6%
----------------------------------------------------------
Ditech Communications*                   40,560      4,302
                                                   -------
Total Glass products                                 4,302
                                                   -------

----------------------------------------------------------
HEALTHCARE--2.5%
----------------------------------------------------------
Pe Biosystems Group                     111,050     10,716
Shire Pharmaceuticals Group ADR*         76,840      3,938
Waters*                                  41,590      3,961
                                                   -------
Total Healthcare                                    18,615
                                                   -------

----------------------------------------------------------
INTERNET SERVICES--11.0%
----------------------------------------------------------
Agile Software*                          69,880      4,367
CMGI*                                    81,650      9,252
Critical Path*                           81,350      6,915
Doubleclick*                             79,590      7,452
Exodus Communications*                  102,300     14,373
Infospace.com*                           41,130      5,982
Looksmart Ltd*                          114,730      5,048
Onvia.com*                               45,850        969
Phone.com*                               36,910      6,021
Priceline.com*                          122,830      9,826
RealNetworks*                            91,910      5,233
Ticketmaster Online-City, Cl B*         123,920      3,106
VerticalNet*                             23,780      3,234
                                                   -------
Total Internet services                             81,778
                                                   -------

----------------------------------------------------------
MACHINERY--2.4%
----------------------------------------------------------
MRV Communications*                      29,530      2,706
Proxicom*                               104,450      4,628
Quest Software*                          39,700      4,476
SPX*                                     51,590      5,878
                                                   -------
Total Machinery                                     17,688
                                                   -------

----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--4.1%
----------------------------------------------------------
Becton Dickinson                        138,990      3,657
Health Management
   Associates, Cl A*                    418,020      5,957

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
Medimmune*                               58,250   $ 10,143
Minimed*                                 46,620      6,037
Tenet Healthcare*                       209,000      4,807
                                                   -------
Total Medical products & services                   30,601
                                                   -------

----------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--6.0%
----------------------------------------------------------
Aether Systems*                          20,600      3,739
Art Technology Group*                    36,860      2,421
Cacheflow*                               36,700      4,349
Digex*                                   27,400      3,040
E.Piphany*                               17,140      2,289
Kana Communications*                     26,610      1,809
Keynote Systems*                         25,700      2,628
Matrixone*                               47,890      1,913
Micromuse*                               35,520      4,931
Network Solutions*                       51,150      7,862
Rare Medium Group*                      108,020      4,766
Selectica*                               57,950      5,114
                                                   -------
Total Miscellaneous business services               44,861
                                                   -------

----------------------------------------------------------
PETROLEUM SERVICES--0.8%
----------------------------------------------------------
Cooper Cameron*                          94,000      6,286
                                                   -------
Total Petroleum services                             6,286
                                                   -------

----------------------------------------------------------
PROFESSIONAL SERVICES--0.4%
----------------------------------------------------------
UnitedGlobalCom, Cl A*                   36,580      2,746
                                                   -------
Total Professional services                          2,746
                                                   -------

----------------------------------------------------------
RADIO--0.5%
----------------------------------------------------------
Westwood One*                           105,560      3,827
                                                   -------
Total Radio                                          3,827
                                                   -------

----------------------------------------------------------
RETAIL--2.9%
----------------------------------------------------------
Bed Bath & Beyond*                      108,520      4,273
Best Buy*                                98,830      8,499
Kohls*                                   82,020      8,407
                                                   -------
Total Retail                                        21,179
                                                   -------

----------------------------------------------------------
RUBBER & PLASTIC--1.4%
----------------------------------------------------------
Clarent*                                 65,400      5,898
Sealed Air*                              77,290      4,198
                                                   -------
Total Rubber & plastic                              10,096
                                                   -------


32 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                    (Unaudited)
-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SEMICONDUCTORS/INSTRUMENTS--15.9%
----------------------------------------------------------
Applied Micro Circuits*                  69,620   $ 10,447
Broadcom, Cl A*                          40,120      9,744
Globespan*                               40,080      4,086
Intersil Holding*                        79,270      4,097
JDS Uniphase*                           228,200     27,512
Kla-Tencor*                             100,870      8,498
Lam Research*                            92,250      4,157
Novellus Systems*                       135,370      7,598
PMC-Sierra*                              61,700     12,568
Qlogic*                                  39,620      5,369
SDL*                                     61,230     13,034
Silicon Laboratories*                    56,030      4,959
Vitesse Semiconductor*                   66,000      6,353
                                                   -------
Total Semiconductors/instruments                   118,422
                                                   -------

----------------------------------------------------------
SOFTWARE & PROGRAMMING--7.4%
----------------------------------------------------------
Check Point Software Technologies*       19,950      3,413
J.D. Edwards*                           123,450      4,020
Mercury Interactive*                     55,950      4,434
Peregrine Systems*                      117,210      7,860
Siebel Systems*                          54,510      6,511
VeriSign*                                32,620      4,877
Veritas Software*                       184,057     24,111
                                                   -------
Total Software & programming                        55,226
                                                   -------

----------------------------------------------------------
TECHNOLOGY--0.5%
----------------------------------------------------------
Interwoven*                              33,310      3,656
                                                   -------
Total Technology                                     3,656
                                                   -------

----------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--4.0%
----------------------------------------------------------
Flag Telecom Holdings Ltd                94,420      2,136
McLeodUSA, Cl A*                         85,930      7,288
Nextel Communications, Cl A*             73,720     10,929
Nextlink Communications, Cl A*           72,670      8,988
                                                   -------
Total Telephones & telecommunications               29,341
                                                   -------

                                    Shares/Face      Value
                                   amount (000)      (000)
----------------------------------------------------------
WHOLESALE--1.3%
----------------------------------------------------------
Sysco                                   280,510   $ 10,011
                                                  --------
Total Wholesale                                     10,011
                                                  --------

----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $604,807)                                    705,127
----------------------------------------------------------
----------------------------------------------------------
REPURCHASE AGREEMENT--6.6%
----------------------------------------------------------
JP Morgan 6.10%, dated 03/31/00,
     matures 04/03/00,  repurchase price
     $48,778,314 (collateralized by
     various FNMA obligations, par value
     $54,682,930, 6.00%-7.50%,
     12/01/28-03/01/30, market value
     $49,753,881)                       $48,778     48,778
                                                  --------

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (COST $48,778)                                   48,778
----------------------------------------------------------
TOTAL INVESTMENTS--101.5%
   (COST $653,585)                                 753,905
----------------------------------------------------------
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.5%)          (10,947)
----------------------------------------------------------
----------------------------------------------------------
TOTAL NET ASSETS--100.0%                          $742,958
----------------------------------------------------------


* Non-income producing security
ADR - American Depository Receipt
Cl - Class
FNMA - Federal National Mortgage Association
Ltd - Limited
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

TURNER SMALL CAP GROWTH FUND
March 31, 2000

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCKS--97.4%
----------------------------------------------------------
AIR TRANSPORTATION--1.2%
----------------------------------------------------------
Atlas Air*                              119,720    $ 3,277
Skywest                                  78,100      3,056
                                                  --------
Total Air transportation                             6,333
                                                  --------

----------------------------------------------------------
AUTOMOTIVE--0.2%
----------------------------------------------------------
Tower Automotive*                        75,800      1,241
                                                  --------
Total Automotive                                     1,241
                                                  --------

----------------------------------------------------------
BANKS--0.3%
----------------------------------------------------------
Webster Financial                        59,230      1,362
                                                  --------
Total Banks                                          1,362
                                                  --------

----------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--4.1%
----------------------------------------------------------
24/7 Media*                              48,800      1,928
Avenue A*                                47,470      1,448
Entercom Communications*                 82,180      4,191
Modem Media Poppe Tyson*                102,210      3,309
NBC Internet, Cl A*                      69,240      2,982
Radio One*                               43,920      2,926
True North Communications               115,960      4,559
                                                  --------
Total Broadcasting, newspapers &
   advertising                                      21,343
                                                  --------

----------------------------------------------------------
CHEMICALS--1.7%
----------------------------------------------------------
Millennium Chemicals                    183,450      3,669
Olin                                    138,950      2,466
OM Group                                 53,380      2,429
                                                  --------
Total Chemicals                                      8,564
                                                  --------


----------------------------------------------------------
COMMERCIAL SERVICES--1.1%
----------------------------------------------------------
Quanta Services*                         96,750      5,872
                                                  --------
Total Commercial services                            5,872
                                                  --------

----------------------------------------------------------
COMMUNICATIONS--2.9%
----------------------------------------------------------
Allied Riser Communications*            112,650      3,915
MGC Communications*                      54,740      3,914
Northeast Optic Network*                 22,810      1,929
Primus Telecommunications Group*         98,070      5,069
                                                  --------
Total Communications                                14,827
                                                  --------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.2%
----------------------------------------------------------
Anadigics*                               66,125    $ 4,364
Aspect Communications*                  110,300      4,088
Digital Microwave*                       71,720      2,430
Emcore*                                  26,030      2,995
Polycom*                                 58,810      4,657
Powerwave Technologies*                  49,670      6,209
Turnstone Systems*                       18,240      2,098
                                                  --------
Total Communications equipment                      26,841
                                                  --------

----------------------------------------------------------
COMPUTERS & SERVICES--4.8%
----------------------------------------------------------
APEX*                                    62,300      2,313
ISS Group*                               29,170      3,398
Sandisk*                                 64,270      7,873
Triquint Semiconductor*                  51,180      3,762
WebTrends*                               76,920      5,538
Xicor*                                  118,680      1,676
                                                  --------
Total Computers & services                          24,560
                                                  --------

----------------------------------------------------------
DRUGS--7.9%
----------------------------------------------------------
Alkermes*                                25,760      2,383
Biovail*                                 95,600      4,236
Diamond Technolgy Partners*              56,880      3,740
Getty Images*                            95,550      3,434
Idec Pharmaceuticals*                    18,190      1,787
Inhale Therapeutic Systems*              35,970      2,680
Jones Pharma                            156,547      4,755
King Pharmaceuticals*                   199,400      6,281
Medicis Pharmaceutical, Cl A*           111,270      4,451
QLT Phototherapeutics*                   75,540      4,174
Varian*                                  77,680      2,981
                                                  --------
Total Drugs                                         40,902
                                                  --------

----------------------------------------------------------
ELECTRONICS--2.8%
----------------------------------------------------------
Cypress Semiconductor*                  106,070      5,231
DSP Group*                              103,820      6,852
Photronics*                              69,050      2,438
                                                  --------
Total Electronics                                   14,521
                                                  --------


34  | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
FINANCIAL SERVICES--5.6%
----------------------------------------------------------
Avis Group Holdings*                    125,030    $ 2,204
Blackrock*                               92,160      1,866
Jack Henry & Associates                 162,250      5,983
Legg Mason                               36,660      1,586
Metris Companies                        130,690      5,081
Pinnacle Holdings*                      121,450      6,710
S1*                                      60,710      5,202
                                                  --------
Total Financial services                            28,632
                                                  --------

----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--1.2%
----------------------------------------------------------
Beringer Wine Estates Holdings, Cl B     51,540      1,849
Whole Foods Market*                      57,720      2,392
Wild Oats Markets*                       96,430      1,977
                                                  --------
Total Food, beverage & tobacco                       6,218
                                                  --------

----------------------------------------------------------
HEALTHCARE--1.1%
----------------------------------------------------------
First Health Group*                      93,560      2,959
Shire Pharmaceuticals Group ADR*         57,740      2,959
                                                  --------
Total Healthcare                                     5,918
                                                  --------

----------------------------------------------------------
HOUSEHOLD FURNITURE & FIXTURES--0.4%
----------------------------------------------------------
Celgene*                                 21,950      2,185
                                                  --------
Total Household furniture & fixtures                 2,185
                                                  --------

----------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
----------------------------------------------------------
Interwoven*                              32,050      3,517
                                                  --------
Total Household products                             3,517
                                                  --------

----------------------------------------------------------
INSURANCE--0.9%
----------------------------------------------------------
Annuity & Life Re Holdings               44,520      1,158
Radian Group                             68,430      3,259
                                                  --------
Total Insurance                                      4,417
                                                  --------

----------------------------------------------------------
INTERNET SERVICES--3.8%
----------------------------------------------------------
BroadVision*                            140,200      6,291
Go2Net*                                  49,730      4,006
Lifeminders.com*                         32,310      2,193
Looksmart Ltd*                           61,960      2,726
VerticalNet*                             32,340      4,398
                                                  --------
Total Internet services                             19,614
                                                  --------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MACHINERY--8.3%
----------------------------------------------------------
Advanced Energy Industries*              93,400    $ 4,763
Asyst Technologies*                     158,760      9,287
Micrel*                                  72,370      6,948
MRV Communications*                      51,240      4,695
Natural Microsystems*                    46,080      3,951
Netro*                                   56,410      3,668
PRI Automation*                          52,870      3,232
Proxicom*                                99,260      4,398
SPX*                                     13,980      1,593
                                                  --------
Total Machinery                                     42,535
                                                  --------

----------------------------------------------------------
MATERIAL & PROCESSING--2.1%
----------------------------------------------------------
American Superconductor*                 65,850      2,930
Dycom Industries*                       143,525      6,997
Worthington Industries                   91,370      1,131
                                                  --------
Total Material & processing                         11,058
                                                  --------

----------------------------------------------------------
MEASURING DEVICES--1.6%
----------------------------------------------------------
Aclara BioSciences*                      74,290      2,930
Mettler-Toledo International*           123,640      5,062
                                                  --------
Total Measuring devices                              7,992
                                                  --------

----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--4.0%
----------------------------------------------------------
Conmed*                                 122,470      3,069
Hooper Holmes                            99,870      3,427
Minimed*                                 23,450      3,037
Novoste*                                117,700      4,708
Patterson Dental*                        83,330      3,187
Techne*                                  49,430      3,411
                                                  --------
Total Medical products & services                   20,839
                                                  --------

----------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--9.8%
----------------------------------------------------------
724 Solutions*                           20,640      2,570
Bisys Group*                             88,900      5,912
Digex*                                   49,740      5,518
Eloquent*                                69,970      1,426
Exchange Applications*                   58,880      3,116
Extensity*                               32,340      1,552
Fairmarket*                              68,970      1,569
Firepond*                                34,140      1,398
Hyperion Solutions*                      29,670        964


                                       TURNER FUNDS 2000 SEMIANNUAL REPORT  | 35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
Information Architects*                  70,690    $ 1,228
Inforte*                                  4,360        214
Internet Pictures*                      109,500      3,716
Micromuse*                               45,260      6,283
Open Market*                            102,710      2,645
OTG Software*                            59,110      2,383
Predictive Systems*                      38,080      1,735
Preview Systems*                         37,350      1,767
Rare Medium Group*                       91,530      4,039
Vicinity*                                67,720      2,353
                                                  --------
Total Miscellaneous business
   services                                         50,388
                                                  --------

----------------------------------------------------------
MISCELLANEOUS MANUFACTURING--0.6%
----------------------------------------------------------
Dexter                                   53,680      2,845
                                                  --------
Total Miscellaneous manufacturing                    2,845
                                                  --------

----------------------------------------------------------
PAPER & PAPER PRODUCTS--0.7%
----------------------------------------------------------
Boise Cascade                           103,780      3,606
                                                  --------
Total Paper & paper products                         3,606
                                                  --------

----------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--1.1%
----------------------------------------------------------
Global Industries Ltd*                  206,600      3,022
Ocean Energy*                           193,752      2,785
                                                  --------
Total Petroleum & fuel products                      5,807
                                                  --------

----------------------------------------------------------
PETROLEUM REFINING--2.1%
----------------------------------------------------------
Blaze Software*                          95,620      2,725
Precision Drilling*                      77,350      2,582
Triton Energy Ltd*                       65,540      2,298
Valero Energy                           109,270      3,346
                                                  --------
Total Petroleum refining                            10,951
                                                  --------

----------------------------------------------------------
RETAIL--4.2%
----------------------------------------------------------
American Eagle Outfitters*               88,530      3,359
Drugstore.com*                           29,750        392
Insight Enterprises*                     92,660      3,376
Men's Wearhouse*                        108,790      3,223
Pacific Sunwear of California*           86,680      3,337
Tweeter Home Entertainment
   Group*                                78,580      3,477
Zale*                                    95,900      4,525
                                                  --------
Total Retail                                        21,689
                                                  --------

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SEMICONDUCTORS/INSTRUMENTS--5.6%
----------------------------------------------------------
Alpha Industries*                        36,830    $ 3,499
Cymer*                                   83,810      4,191
Globespan*                               54,350      5,540
Harmonic*                                32,560      2,711
Lam Research*                           122,370      5,514
Metalink Ltd*                            66,800      2,563
Varian Semiconductor Equipment*          71,580      4,554
                                                  --------
Total Semiconductors/instruments                    28,572
                                                  --------

----------------------------------------------------------
SOFTWARE & PROGRAMMING--3.1%
----------------------------------------------------------
Mercury Interactive*                     91,200      7,228
Peregrine Systems*                      127,320      8,538
                                                  --------
Total Software & programming                        15,766
                                                  --------

----------------------------------------------------------
TECHNOLOGY--4.7%
----------------------------------------------------------
Active Software*                         36,700      2,334
Advanced Digital Information*            72,210      2,473
Allaire*                                 45,610      3,449
Breakaway Solutions*                     73,240      3,332
Cree*                                    41,150      4,645
Emulex*                                  33,110      3,613
Netegrity*                               62,400      4,274
                                                  --------
Total Technology                                    24,120
                                                  --------

----------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--1.9%
----------------------------------------------------------
Focal Communications*                    53,060      2,971
Intermedia Communications*               43,590      2,106
Leap Wireless International*             27,390      2,703
Viatel*                                  35,360      1,775
                                                  --------
Total Telephones &
   telecommunications                                9,555
                                                  --------

----------------------------------------------------------
TESTING LABORATORIES--1.7%
----------------------------------------------------------
Diversa*                                 43,320      2,036
Maxygen*                                 21,450      1,398
Quest Diagnostics*                      127,875      5,083
                                                  --------
Total Testing laboratories                           8,517
                                                  --------

----------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $389,128)                                 501,107
----------------------------------------------------------



36 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--0.7%
----------------------------------------------------------
JP Morgan 6.10%, dated 03/31/00,
     matures 04/03/00, repurchase price
     $3,862,930 (collateralized by FNMA,
     par value $4,524,422, 6.00%,
     12/01/28, market value $3,940,190)  $3,863    $ 3,863

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (COST $3,863)                                     3,863
----------------------------------------------------------
----------------------------------------------------------
TOTAL INVESTMENTS--98.1%
   (COST $392,991)                                 504,970
----------------------------------------------------------
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.9%              9,671
----------------------------------------------------------

                                                     Value
                                                     (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital (unlimited authorization--
   no par value) based on 10,663,933
   outstanding shares of beneficial interest      $307,599
Accumulated net investment loss                     (1,734)
Accumulated net realized gain
   on investments                                   96,797
Net unrealized appreciation on investments         111,979

----------------------------------------------------------
TOTAL NET ASSETS--100.0%                          $514,641
----------------------------------------------------------
----------------------------------------------------------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                       $48.26
----------------------------------------------------------

* Non-income producing
ADR - American Depository Receipt
Cl - Class
FNMA - Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements.


                                       TURNER FUNDS 2000 SEMIANNUAL REPORT  | 37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

TURNER MICRO CAP GROWTH FUND
March 31, 2000

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCKS--101.1%
----------------------------------------------------------
AUTOMOTIVE--0.6%
----------------------------------------------------------
Oshkosh Truck                            31,315     $  973
                                                   -------
Total Automotive                                       973
                                                   -------

----------------------------------------------------------
BANKS--0.8%
----------------------------------------------------------
Dime Community Bancshares*               16,670        264
Independent Bank                         15,000        191
PFF Bancorp                              53,930        836
                                                   -------
Total Banks                                          1,291
                                                   -------

----------------------------------------------------------
BUILDING & CONSTRUCTION SUPPLIES--1.4%
----------------------------------------------------------
Mobile Mini*                            117,350      2,288
                                                   -------
Total Building & construction supplies               2,288
                                                   -------

----------------------------------------------------------
CHEMICALS--0.6%
----------------------------------------------------------
Cyberoptics*                             23,000        976
                                                   -------
Total Chemicals                                        976
                                                   -------

----------------------------------------------------------
COMMUNICATIONS--2.0%
----------------------------------------------------------
Startec Global Communication*           100,000      2,100
TTI Team Telecom International Ltd*      10,000        330
Vari-L*                                  33,300        866
                                                   -------
Total Communications                                 3,296
                                                   -------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.7%
----------------------------------------------------------
California Amplifier*                    31,970        991
Data Critical*                           78,850      1,138
Eltrax Systems*                         118,250      1,574
Tollgrade Communications*                43,510      2,306
                                                   -------
Total Communications equipment                       6,009
                                                   -------

----------------------------------------------------------
COMPUTERS & SERVICES--12.6%
----------------------------------------------------------
Brooktrout*                              49,000      1,421
Cybex Computer Products*                 38,250      1,439
Homeseekers.com*                        134,200      2,063
In Focus Systems*                        90,050      3,225
Interlink Electronics*                   25,820      2,463
Ion Networks*                            54,700      1,839
Media 100*                               45,430      1,584
NetPlex Group*                          211,750      2,567
Sonic Foundry*                           10,270      1,001

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
Telcom Semiconductor*                    61,550      1,862
Xicor*                                   74,500      1,052
                                                   -------
Total Computers & services                          20,516
                                                   -------

----------------------------------------------------------
CONSUMER PRODUCTS--1.2%
----------------------------------------------------------
Steven Madden Ltd*                       98,960      1,880
                                                   -------
Total Consumer products                              1,880
                                                   -------

----------------------------------------------------------
DRUGS--8.7%
----------------------------------------------------------
Emisphere Technologies*                  37,890      1,966
Hall Kinion & Associates*                91,000      2,190
Ilex Oncology*                           55,300      2,323
Intrabiotics Pharmaceuticals*            87,000      1,305
Matrix Pharmaceutical*                  127,000      1,294
Microcide Pharmaceutical*                59,750        777
Neose Technologies*                      45,000      1,448
OSI Pharmaceuticals*                    101,200      1,973
United Therapeutics*                     13,130      1,021
                                                   -------
Total Drugs                                         14,297
                                                   -------

----------------------------------------------------------
ELECTRONICS--2.4%
----------------------------------------------------------
Anaren Microwave*                        23,700      2,272
Universal Electronics*                   68,800      1,668
                                                   -------
Total Electronics                                    3,940
                                                   -------

----------------------------------------------------------
ENTERTAINMENT--1.8%
----------------------------------------------------------
Argosy Gaming*                          139,850      1,993
Isle of Capri Casinos*                   73,900        924
                                                   -------
Total Entertainment                                  2,917
                                                   -------

----------------------------------------------------------
ENVIRONMENTAL SERVICES--1.6%
----------------------------------------------------------
Stericycle*                             102,730      2,568
                                                   -------
Total Environmental services                         2,568
                                                   -------

----------------------------------------------------------
FINANCIAL SERVICES--0.4%
----------------------------------------------------------
ACE Cash Express*                        42,150        722
                                                   -------
Total Financial services                               722
                                                   -------

----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--1.2%
----------------------------------------------------------
Hain Food Group*                         57,000      1,614
Seaway Food Town                         22,000        374
                                                   -------
Total Food, beverage & tobacco                       1,988
                                                   -------


38  | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
GAS/NATURAL GAS--0.8%
----------------------------------------------------------
NUI                                      52,020    $ 1,346
                                                   -------
Total Gas/natural gas                                1,346
                                                   -------

----------------------------------------------------------
GLASS PRODUCTS--1.1%
----------------------------------------------------------
Applied Films*                           88,150      1,763
                                                   -------
Total Glass products                                 1,763
                                                   -------

----------------------------------------------------------
HEALTHCARE--2.3%
----------------------------------------------------------
Biosource International*                210,000      2,559
Cima Labs*                               69,700      1,198
                                                   -------
Total Healthcare                                     3,757
                                                   -------

----------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
----------------------------------------------------------
Salton*                                  28,900      1,254
                                                   -------
Total Household products                             1,254
                                                   -------

----------------------------------------------------------
INTERNET SERVICES--1.0%
----------------------------------------------------------
NetCreations*                            37,880      1,610
                                                   -------
Total Internet services                              1,610
                                                   -------

----------------------------------------------------------
LUMBER & WOOD PRODUCTS--0.7%
----------------------------------------------------------
Biosite Diagnostics*                     46,460      1,132
                                                   -------
Total Lumber & wood products                         1,132
                                                   -------

----------------------------------------------------------
MACHINERY--1.2%
----------------------------------------------------------
Applied Science & Technology*            26,270        795
NATCO Group, Cl A*                      107,010      1,124
                                                   -------
Total Machinery                                      1,919
                                                   -------

----------------------------------------------------------
MEASURING DEVICES--1.7%
----------------------------------------------------------
Nanometrics*                             57,900      2,823
                                                   -------
Total Measuring devices                              2,823
                                                   -------

----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--8.4%
----------------------------------------------------------
Accredo Health*                          59,990      1,987
Collagenex Pharmaceuticals*              70,970      1,136
Dianon Systems*                          39,150        805
Endocare*                                26,220        501
Exactech*                                31,230        529
Meade Instruments*                       35,000      2,415
Molecular Devices*                       14,100      1,082
PolyMedica*                              36,000      2,115




                                                     Value
                                         Shares      (000)
----------------------------------------------------------
Province Healthcare*                     51,730    $ 1,481
Zoll Medical*                            33,000      1,691
                                                   -------
Total Medical products & services                   13,742
                                                   -------

----------------------------------------------------------
METAL--0.8%
----------------------------------------------------------
Century Aluminum                         89,500      1,231
                                                   -------
Total Metal                                          1,231
                                                   -------

----------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--4.2%
----------------------------------------------------------
American Software, Cl A*                110,880      1,552
Boundless*                               94,100      1,464
Caminus*                                 78,200      1,564
DSET*                                    53,500        986
Optika*                                  46,000      1,288
                                                   -------
Total Miscellaneous business services                6,854
                                                   -------

----------------------------------------------------------
MISCELLANEOUS MANUFACTURING--2.8%
----------------------------------------------------------
Jakks Pacific*                           60,700      1,309
LSI Industries                           13,440        261
Shuffle Master*                          74,700        882
Uniroyal Technology*                     45,300      2,129
                                                   -------
Total Miscellaneous manufacturing                    4,581
                                                   -------

----------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--1.4%
----------------------------------------------------------
HS Resources*                            49,900      1,054
Key Energy Services*                    108,660      1,263
                                                   -------
Total Petroleum & fuel products                      2,317
                                                   -------

----------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--1.5%
----------------------------------------------------------
Concord Camera*                          46,000      2,530
                                                   -------
Total Photographic equipment & supplies              2,530
                                                   -------

----------------------------------------------------------
RETAIL--4.4%
----------------------------------------------------------
Brauns Fashions*                         83,190      2,101
HOT Topic*                               74,120      2,594
Ugly Duckling*                           94,500        726
Ultimate Electronics*                    44,600        976
Wilsons Leather Experts*                 60,120        812
                                                   -------
Total Retail                                         7,209
                                                   -------



                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SEMICONDUCTORS/INSTRUMENTS--12.4%
----------------------------------------------------------
Astropower*                              44,940    $ 1,452
Cohu                                     39,740      1,657
Elantec Semiconductor*                   19,000      1,398
ESS Technology*                          50,760        888
Ibis Technology*                         17,400      1,566
Icos Vision Systems NV*                  37,000      1,240
Keithley Instruments                     30,200      1,438
Measurement Specialties*                 57,600      1,458
Merix*                                   67,250      1,564
Parlex*                                  55,390      1,689
Pericom Semiconductor*                   33,250      1,187
Three-Five Systems*                      58,050      3,483
Zoran*                                   23,000      1,295
                                                   -------
Total Semiconductors/instruments                    20,315
                                                   -------

----------------------------------------------------------
STEEL & STEEL WORKS--5.8%
----------------------------------------------------------
Eprise*                                  54,060        851
Genus*                                  105,000      1,457
Maverick Tube*                           64,940      2,107
Shaw Group*                             144,170      5,082
                                                   -------
Total Steel & steel works                            9,497
                                                   -------

----------------------------------------------------------
TECHNOLOGY--5.5%
----------------------------------------------------------
Apropos Technology*                      25,170        931
Blue Wave Systems*                      108,000      1,728
Celeritek*                               24,800      1,569
Internet Commerce, Cl A*                 62,750      2,965
Photon Dynamics*                         26,000      1,794
                                                   -------
Total Technology                                     8,987
                                                   -------

----------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--1.0%
----------------------------------------------------------
Lightbridge*                             73,150      1,710
                                                   -------
Total Telephones &
   telecommunications                                1,710
                                                   -------

----------------------------------------------------------
THERAPEUTICS--2.2%
----------------------------------------------------------
Trimeris*                                26,600      1,328
Trimeris* (A)                            15,000        562
Titan Pharmaceuticals*                   41,550      1,293
Titan Pharmaceuticals* (A)               20,000        465
                                                   -------
Total Therapeutics                                   3,648
                                                   -------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
TRANSPORTATION SERVICES--0.5%
----------------------------------------------------------
Navigant International*                  77,800     $  739
                                                   -------
Total Transportation services                          739
                                                   -------

----------------------------------------------------------
WATER UTILITIES--0.1%
----------------------------------------------------------
Artesian Resources, Cl A                  9,500        219
                                                   -------
Total Water utilities                                  219
                                                   -------

----------------------------------------------------------
WHOLESALE--1.5%
----------------------------------------------------------
Advanced Marketing Services              51,450      1,068
Jaco Electronics*                       120,000      1,433
                                                   -------
Total Wholesale                                      2,501
                                                   -------

----------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $138,419)                                 165,345
----------------------------------------------------------
----------------------------------------------------------
TOTAL INVESTMENTS--101.1%
   (COST $138,419)                                 165,345
----------------------------------------------------------
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.1%)           (1,827)
----------------------------------------------------------
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital (unlimited authorization--
     no par value) based on 4,052,688
     outstanding shares of beneficial interest     119,634
Accumulated net investment loss                       (250)
Accumulated net realized gain
     on investments                                 17,208
Net unrealized appreciation
     on investments                                 26,926
----------------------------------------------------------
TOTAL NET ASSETS--100.0%                          $163,518
----------------------------------------------------------
----------------------------------------------------------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                       $40.35
----------------------------------------------------------


* Non-income producing security
(A) Private placement, market quotation not readily available (see Note 2). ADR - American Depository Receipt
Cl - Class
Ltd - Limited
The accompanying notes are an integral part of the financial statements.

40 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER TOP 20 FUND
March 31, 2000

                                                     Value
                                        Shares       (000)
----------------------------------------------------------
COMMON STOCKS--97.3%
----------------------------------------------------------
COMMUNICATIONS EQUIPMENT--13.8%
----------------------------------------------------------
Metromedia Fiber Network, Cl A*          59,210    $ 5,728
Nokia ADR                                28,100      6,105
Nortel Networks ADR                      56,650      7,138
                                                   -------
Total Communications equipment                      18,971
                                                   -------

----------------------------------------------------------
COMPUTERS & SERVICES--26.5%
----------------------------------------------------------
Cisco Systems*                          104,370      8,069
Comverse Technology*                     30,560      5,776
EMC-Mass*                                61,530      7,691
Lexmark International Group, Cl A*       55,080      5,825
Qualcomm*                                44,630      6,664
Vignette*                                14,260      2,285
                                                   -------
Total Computers & services                          36,310
                                                   -------

----------------------------------------------------------
ELECTRONICS--9.3%
----------------------------------------------------------
Advanced Micro Devices*                 107,030      6,107
Motorola                                 46,330      6,597
                                                   -------
Total Electronics                                   12,704
                                                   -------

----------------------------------------------------------
INTERNET SERVICES--11.5%
----------------------------------------------------------
America Online*                         135,210      9,093
Yahoo!*                                  39,450      6,761
                                                   -------
Total Internet services                             15,854
                                                   -------

----------------------------------------------------------
MACHINERY--2.9%
----------------------------------------------------------
Research In Motion*                      37,230      3,965
                                                   -------
Total Machinery                                      3,965
                                                   -------

----------------------------------------------------------
MISCELLANEOUS MANUFACTURING--4.8%
----------------------------------------------------------
Tyco International Ltd                  131,790      6,573
                                                   -------
Total Miscellaneous manufacturing                    6,573
                                                   -------

----------------------------------------------------------
SEMICONDUCTORS/INSTRUMENTS--25.4%
----------------------------------------------------------
Broadcom, Cl A*                          20,620      5,008
Intel                                    50,230      6,627
JDS Uniphase*                            68,020      8,201
Kla-Tencor*                              89,060      7,503
Lam Research*                           165,220      7,445
                                                   -------
Total Semiconductors/instruments                    34,784
                                                   -------

                                    Shares/Face     Value
                                   amount (000)     (000)
----------------------------------------------------------
SOFTWARE & PROGRAMMING--3.1%
----------------------------------------------------------
VeriSign*                                28,300    $ 4,231
                                                   -------
Total Software & programming                         4,231
                                                   -------

----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $131,254)                                    133,392
----------------------------------------------------------
----------------------------------------------------------
REPURCHASE AGREEMENT--6.1%
----------------------------------------------------------
JP Morgan, 6.10%, dated 03/31/00,
     matures 04/03/00,  repurchase price
     $8,357,425 (collateralized by
     FNMA, par value $8,869,044,
     7.00%, 12/01/29, market value
     $8,524,574)                         $8,357      8,357

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(COST $8,357)                                        8,357
----------------------------------------------------------
----------------------------------------------------------
TOTAL INVESTMENTS--103.4%
(COST $139,611)                                    141,749
----------------------------------------------------------
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(3.4%)           (4,720)
----------------------------------------------------------
----------------------------------------------------------
TOTAL NET ASSETS--100.0%                          $137,029
----------------------------------------------------------

*Non-income producing security
ADR -  American Depository Receipt
Cl - Class
FNMA - Federal National Mortgage Association
Ltd - Limited

The accompanying notes are an integral part of the financial statements.

                                       TURNER FUNDS 2000 SEMIANNUAL REPORT  | 41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND
March 31, 2000

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCKS--100.0%
----------------------------------------------------------
COMMUNICATIONS EQUIPMENT--21.1%
----------------------------------------------------------
Ciena*                                   18,270    $ 2,304
Extreme Networks*                        22,470      1,775
Foundry Networks*                        15,640      2,248
Juniper Networks*                        14,430      3,803
Nokia ADR                                12,690      2,757
Nortel Networks ADR                      14,340      1,807
Powerwave Technologies*                  18,690      2,336
Redback Networks*                         6,960      2,088
                                                   -------
Total Communications equipment                      19,118
                                                   -------

----------------------------------------------------------
COMPUTERS & SERVICES--23.0%
----------------------------------------------------------
Cisco Systems*                           40,880      3,160
EMC-Mass*                                20,630      2,579
Hewlett-Packard                          13,640      1,808
Lexmark International Group, Cl A*       22,340      2,362
Qualcomm*                                22,360      3,339
Sun Microsystems*                        35,020      3,281
Sycamore Networks*                       17,550      2,264
Vignette*                                12,310      1,973
                                                   -------
Total Computers & services                          20,766
                                                   -------

----------------------------------------------------------
ELECTRONICS--14.0%
----------------------------------------------------------
Advanced Micro Devices*                  35,670      2,035
LSI Logic*                               33,850      2,458
Micron Technology*                       21,820      2,749
Motorola                                 17,500      2,492
National Semiconductor*                  47,870      2,902
                                                   -------
Total Electronics                                   12,636
                                                   -------

----------------------------------------------------------
INTERNET SERVICES--13.4%
----------------------------------------------------------
America Online*                          52,760      3,548
eBay*                                     7,800      1,373
Priceline.com*                           26,280      2,102
RealNetworks*                            38,440      2,189
Yahoo!*                                  16,740      2,869
                                                   -------
Total Internet services                             12,081
                                                   -------

----------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--3.6%
----------------------------------------------------------
Aether Systems*                           8,780      1,594
Open Market*                             66,100      1,702
                                                   -------
Total Miscellaneous business services                3,296
                                                   -------

                                    Shares/Face      Value
                                   amount (000)      (000)
----------------------------------------------------------
SEMICONDUCTORS/INSTRUMENTS--20.4%
----------------------------------------------------------
Avanex*                                  14,780    $ 2,243
Broadcom, Cl A*                          12,400      3,012
Intel                                    27,920      3,684
JDS Uniphase*                            14,760      1,779
Rambus*                                   8,190      2,412
SDL*                                     14,040      2,989
Texas Instruments                        14,430      2,309
                                                   -------
Total Semiconductors/instruments                    18,428
                                                   -------

----------------------------------------------------------
SOFTWARE & PROGRAMMING--2.7%
----------------------------------------------------------
VeriSign*                                16,140      2,413
                                                   -------
Total Software & programming                         2,413
                                                   -------

----------------------------------------------------------
THERAPEUTICS--1.8%
----------------------------------------------------------
Titan Pharmaceuticals* (A)               70,000      1,628
                                                   -------
Total Therapeutics                                   1,628
                                                   -------

----------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $96,494)                                   90,366
----------------------------------------------------------
----------------------------------------------------------
REPURCHASE AGREEMENT--8.5%
----------------------------------------------------------
JP Morgan 6.10%, dated 03/31/00,
     matures 04/03/00,  repurchase price
     $7,668,618 (collateralized by FNMA,
     par value $8,882,245, 6.00%,
     05/01/29, market value $7,821,991  $ 7,669      7,669
----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
  (COST $7,669)                                      7,669
----------------------------------------------------------
----------------------------------------------------------
TOTAL INVESTMENTS--108.5%
     (COST $104,163)                                98,035
----------------------------------------------------------
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(8.5%)           (7,713)
----------------------------------------------------------
----------------------------------------------------------
TOTAL NET ASSETS--100.0%                           $90,322
----------------------------------------------------------

* Non-income producing security

(A) Private placement, market quotation not readily available (see Note 2). ADR - American Depository Receipt
Cl - Class
FNMA - Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements.

42  | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION GOVERNMENT FUNDS-
THREE YEAR PORTFOLIO
March 31, 2000

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
ASSET-BACKED SECURITIES--8.5%
----------------------------------------------------------
Fleet Credit Card Master Trust,
     Ser 1998-A, Cl A (A)
     6.044%, 07/15/03                    $1,400    $ 1,399
Hyundai Auto Receivables Trust,
     Ser 1998-A, Cl A2
     6.050%, 07/15/04                       890        881
Olympic Automobile Receivables
     Trust, Ser 1996-A, Cl A5
     6.000%, 02/15/02                       249        248
Peoplefirst.com Auto Receivables
Owner Trust Pfaro, Ser 1999-1, Cl A1
     6.415%, 02/15/02                       558        557
Spiegel Master Trust, Ser 1995-A, Cl A
     7.500%, 09/15/04                       950        952
----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
     (COST $4,048)                                   4,037
----------------------------------------------------------
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--11.3%
----------------------------------------------------------
Ba Mortgage Securities, CMO,
     Ser 1997-2, Cl 2A-1
     7.250%, 10/25/27                       601        600
Ge Capital Mortgage Services,
     Ser 1999-11, Cl A2
     6.000%, 07/25/29                     1,000        972
Goldman Sachs Mortgage Securities,
     Ser 1998-C1, Cl A1
     6.060%, 10/18/30                       938        887
Residential Funding Mortgage,
     Ser 1992-S39, Cl A8
     7.500%, 11/25/07                       548        544
Residential Funding Mortgage
     Securization, Ser 1993-S23, Cl A7
     6.500%, 06/25/08                       165        164
Securitized Asset Sales, Ser 1993-7,
     Cl TA2
     6.250%, 12/25/23                     1,111      1,094
Structured Asset Securities,
     Ser 1997-2, Cl 1A  (A)
     7.204%, 10/30/07                     1,097      1,094
----------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
     (COST $5,398)                                   5,355
----------------------------------------------------------
----------------------------------------------------------
CORPORATE OBLIGATIONS--3.9%
----------------------------------------------------------
Ford Motor Credit
     5.750%, 02/23/04                     1,450      1,368
Phillips Petroleum
     9.000%, 06/01/01                       500        510
----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
     (COST $1,906)                                   1,878
----------------------------------------------------------

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION--0.7%
----------------------------------------------------------
FNMA, MTN
     6.710%, 03/13/02                    $  360     $  358
----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
     (COST $361)                                       358
----------------------------------------------------------
----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-
BACKED BONDS--42.0%
----------------------------------------------------------
FHLMC, Pool #34889
     7.500%, 12/01/29                      402        396
FHLMC, Ser 1380, Cl K
     6.750%, 10/15/07                      770        760
FHLMC, Ser 1434, Cl G
     6.750%, 03/15/19                      477        475
FHLMC CMO/REMIC, Ser 1093, Cl F
     7.500%, 06/15/06                      351        352
FHLMC CMO/REMIC, Ser 1361, Cl D
     6.000%, 11/15/05                      185        183
FHLMC CMO/REMIC, Ser 1411, Cl G
     6.500%, 07/15/18                      274        272
FHLMC CMO/REMIC, Ser 1430, Cl G
     7.000%, 10/15/18                      284        284
FHLMC CMO/REMIC, Ser 1457, Cl PH
     7.000%, 06/15/06                      637        635
FHLMC CMO/REMIC, Ser 1465, Cl E
     6.500%, 09/15/06                      388        386
FHLMC CMO/REMIC, Ser 1497, Cl D
     6.400%, 02/15/19                      279        276
FHLMC CMO/REMIC, Ser 1501, Cl F
     6.100%, 11/15/16                      132        131
FHLMC CMO/REMIC, Ser 161, Cl F
     9.500%, 06/15/06                    1,668      1,703
FHLMC CMO/REMIC, Ser 1862,
     Cl FD (A)
     6.813%, 12/15/22                      351        351
FHLMC CMO/REMIC, Ser 1900, Cl FA (A)
     6.613%, 03/15/09                      586        588
FHLMC CMO/REMIC, Ser 2043, Cl CD
     6.000%, 09/15/16                      570        556
FHLMC, Pool #G10288
     6.000%, 09/01/09                      362        347
FHLMC, Pool #G10446
     6.500%, 02/01/11                      754        733
FNMA CMO/REMIC,
     Ser 1993-88, Cl F (A)
     6.625%, 06/25/00                      548        548
FNMA, Pool #252209
     6.000%, 01/01/19                    1,199      1,112
FNMA, Pool #6222
     9.000%, 04/01/16                      258        267
FNMA, Pool #8245
     8.000%, 12/01/08                      521        527


                                         TURNER FUNDS 2000 SEMIANNUAL REPORT |43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

TURNER SHORT DURATION GOVERNMENT FUNDS-
THREE YEAR PORTFOLIO

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
FNMA, Ser 1991-72, Cl G
     8.000%, 07/25/06                    $  293     $  295
FNMA Ser, 1993-106, Cl D
     6.650%, 12/25/11                     1,000        990
FNMA, Ser 1993-194, Cl PH
     6.000%, 11/25/05                       500        495
FNMA, Ser 1993-55, Cl H
     6.000%, 09/25/06                       500        494
FNMA, Ser 1998-36, Cl PA
     6.250%, 07/18/13                     1,000        989
FNMA, Ser 1998-44, Cl TB
     6.000%, 01/18/08                       500        495
FNMA, Ser 1998-45, Cl PB
     6.000%, 05/18/12                     1,000        990
GNMA ARM (A), Pool #8108
     6.375%, 03/20/16                       823        833
GNMA ARM (A), Pool #8254
     6.750%, 08/20/17                       537        543
GNMA ARM (A), Pool #8266
     6.750%, 09/20/17                       192        194
GNMA ARM (A), Pool #8426
     7.125%, 11/20/18                       181        184
GNMA, Pool #351122
     6.500%, 07/15/08                       542        527
GNMA, Pool #357343
     6.500%, 10/15/08                       212        207
GNMA, Pool #28264
     6.750%, 09/20/17                       120        121
GNMA, Pool #28320
     6.375%, 02/20/18                       344        348
GNMA, Pool #462486
     6.500%, 01/15/13                     1,443      1,397
----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
     BACKED BONDS
     (COST $20,132)                                 19,984
----------------------------------------------------------
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--31.9%
----------------------------------------------------------
U.S. Treasury Notes
     8.000%, 05/15/01                     5,494      5,582
     7.000%, 07/15/06                     3,059      3,162
     5.500%, 02/15/08                     2,231      2,127
U.S. Treasury Notes (B)
     3.625%, 07/15/02                     4,317      4,301
----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
     (COST $15,176)                                 15,172
----------------------------------------------------------

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
REPURCHASE AGREEMENT--0.7%
----------------------------------------------------------
Morgan Stanley, 5.80%, dated 03/31/00,
     matures 04/03/00, repurchase price
     $348,132 (collateralized by
     U.S. Treasury Notes, par value
     $353,637, 7.50%, 02/15/05,
     market value $356,775)              $  348   $    348
----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $348)                                       348
----------------------------------------------------------
----------------------------------------------------------
TOTAL INVESTMENTS--99.0%
     (COST $47,369)                                 47,132
----------------------------------------------------------
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.0%                457
----------------------------------------------------------
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio  capital of class I shares
     (unlimited  authorization -- no
     par value) based on 4,129,318 outstanding
     shares of beneficial interest                  40,873
Portfolio capital of class II shares
     (unlimited authorization-- no par value)
     based on 758,244 outstanding shares
     of beneficial interest                          7,356
Distributions in excess of net
     investment income                                 (51)
Accumulated net realized loss on investments          (352)
Net unrealized depreciation on investments            (237)
----------------------------------------------------------
TOTAL NET ASSETS--100.0%                           $47,589
----------------------------------------------------------
----------------------------------------------------------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE-CLASS I                   $9.74
----------------------------------------------------------
----------------------------------------------------------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE-CLASS II                  $9.70
----------------------------------------------------------


(A) Floating Rate Security. The rate reflected on the statement of net assets is the rate in effect on March 31, 2000.
(B) TIP - Treasury  inflation  protection note
ARM - Adjustable  Rate  Mortgage
Cl - Class
CMO -  Collateralized  Mortgage Obligation
FHLMC -  Federal  Home  Loan  Mortgage  Corporation
FNMA -  Federal National Mortgage  Association
GNMA - Government  National Mortgage  Association
MTN - Medium Term Note
REMIC - Real  Estate  Mortgage  Investment  Conduit
Ser - Series
The accompanying notes are an integral part of the financial statements.

44  | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

TURNER SHORT DURATION GOVERNMENT FUNDS-
ONE YEAR PORTFOLIO
March 31, 2000

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
ASSET-BACKED SECURITIES--2.4%
----------------------------------------------------------
Fleet Credit Card Master Trust,
     Ser 1998-A, Cl A (A)
     6.044%, 07/15/03                     $  40      $  40
Hyundai Auto Receivables Trust,
     Ser 1998-A, Cl A2
     6.050%, 07/15/04                        50         49
Morgan Stanley Capital I,
     Ser 1997-C1, Cl A1A
     6.850%, 02/15/20                       320        318
Peoplefirst.com Auto Receivables
     Owner Trust Pfaro, Ser 1999-1, Cl A1
     6.415%, 02/15/02                        80         80
Spiegel Master Trust, Ser 1995-A, Cl A
     7.500%, 09/15/04                        15         15
----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $505)                                            502
----------------------------------------------------------
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--8.7%
----------------------------------------------------------
Ba Mortgage Securities, CMO,
     Ser 1997-2, Cl 2A-1
     7.250%, 10/25/27                       601        600
Countrywide Funding,
     Ser 1994-13, Cl A4
     6.500%, 06/25/09                       241        240
Ge Capital Mortgage Services,
     Ser 1999-11, Cl A2
     6.000%, 07/25/29                       500        486
Residential Funding Mortgage,
     Ser 1992-S39, Cl A8
     7.500%, 11/25/07                       548        544

----------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (COST $1,873)                            1,870
----------------------------------------------------------
----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-
BACKED BONDS--36.4%
----------------------------------------------------------
FHLMC CMO/REMIC, Ser 1361, Cl D
     6.000%, 11/15/05                      142         141
FHLMC CMO/REMIC, Ser 1430, Cl G
     7.000%, 10/15/18                      108         108
FHLMC CMO/REMIC, Ser 1457, Cl PH
     7.000%, 06/15/06                      102         102
FHLMC CMO/REMIC, Ser 1465, Cl E
     6.500%, 09/15/06                      314         312

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
FHLMC CMO/REMIC, Ser 1501, Cl F
     6.100%, 11/15/16                      $  4       $  4
FHLMC CMO/REMIC, Ser 1506, Cl EA
     5.700%, 07/15/05                       192        191
FHLMC CMO/REMIC, Ser 1549, Cl D
     5.850%, 11/15/05                       292        291
FHLMC CMO/REMIC, Ser 161, Cl F
     9.500%, 06/15/06                        74         75
FHLMC CMO/REMIC,
     Ser 1862, Cl FD (A)
     6.813%, 12/15/22                        65         65
FHLMC CMO/REMIC,
     Ser 1900, Cl FA (A)
     6.613%, 03/15/09                        65         65
FHLMC, Ser 1106, Cl E
     7.500%, 07/15/06                       111        111
FHLMC, Ser 1271, Cl F
     7.000%, 07/15/05                       380        379
FHLMC, Ser 1434, Cl G
     6.750%, 03/15/19                       477        475
FNMA CMO/REMIC, Ser 1992-70, Cl H
     7.000%, 04/25/06                        24         24
FNMA CMO/REMIC,
     Ser 1993-76,Cl F (A)
     6.375%, 06/25/08                       280        281
FNMA CMO/REMIC,
     Ser 1993-88, Cl F (A)
     6.625%, 06/25/00                       391        391
FNMA CMO/REMIC, Ser 1996-35, Cl C
     7.000%, 05/25/20                        42         42
FNMA, Ser 1993-55, Cl H
     6.000%, 09/25/06                       875        864
FNMA, Ser 1998-44, Cl TB
     6.000%, 01/18/08                       500        495
FNMA, Ser 1998-45, Cl PB
     6.000%, 05/18/12                     1,000        990
GNMA ARM (A), Pool #8108
     6.375%, 03/20/16                       201        203
GNMA ARM (A), Pool #8111
     6.375%, 03/20/16                       781        792
GNMA ARM (A), Pool #8254
     6.750%, 08/20/17                       455        461
GNMA ARM (A), Pool #8287
     7.125%, 11/20/17                       143        144

                                       TURNER FUNDS 2000 SEMIANNUAL REPORT  | 45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION GOVERNMENT FUNDS-
ONE YEAR PORTFOLIO

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
GNMA ARM (A), Pool #8297
     7.125%, 12/20/17                     $  62      $  63
GNMA ARM (A), Pool #8333
     6.375%, 03/20/18                        93         95
GNMA ARM (A), Pool #8392
     6.750%, 08/20/18                        86         87
GNMA ARM (A), Pool #8405
     6.750%, 09/20/18                        70         71
GNMA ARM (A), Pool #8462
     6.375%, 02/20/19                        36         37
GNMA ARM (A), Pool #8489
     6.375%, 04/20/19                       240        243
GNMA Pool #28345
     6.375%, 04/20/18                       175        176
GNMA Pool #28404
     6.750%, 09/20/18                        33         33
----------------------------------------------------------
TOTAL U.S. GOVERNMENT
     MORTGAGE-BACKED BONDS (COST $7,802)             7,811
----------------------------------------------------------
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--38.1%
----------------------------------------------------------
U.S. Treasury Notes
     6.125%, 09/30/00                     5,000      4,996
     8.000%, 05/15/01                     1,761      1,789
U.S. Treasury Note (B)
     3.625%, 07/15/02                     1,400      1,395
----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $8,180)                                      8,180
----------------------------------------------------------
REPURCHASE AGREEMENT--17.6%
----------------------------------------------------------
JP Morgan, 6.10%, dated 03/31/00,
     matures 04/03/00, repurchase price
     $3,775,126 (collateralized by FNMA,
     par value $4,421,582, 6.00%,
     12/01/28, market value $3,850,629)   3,775      3,775

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $3,775)                                   3,775
----------------------------------------------------------
----------------------------------------------------------
TOTAL INVESTMENTS--103.2%
     (COST $22,135)                                 22,138
----------------------------------------------------------
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(3.2%)             (688)
----------------------------------------------------------

                                                     Value
                                                     (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of class I shares
     (unlimited authorization--no par
     value) based on 1,201,905 outstanding
     shares of beneficial interest                $ 12,052
Portfolio capital of class II shares
     (unlimited authorization--no par
     value) based on 931,770 outstanding
     shares of beneficial interest                   9,405
Distributions in excess of net
     investment income                                  (4)
Accumulated net realized loss on investments            (6)
Net unrealized appreciation on investments               3

----------------------------------------------------------
TOTAL NET ASSETS--100.0%                           $21,450
----------------------------------------------------------
----------------------------------------------------------
NET ASSET VALUE, OFFERING
     AND REDEMPTION PRICE PER SHARE-CLASS I         $10.03
----------------------------------------------------------
----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE-CLASS II                       $10.09
----------------------------------------------------------


(A) Floating Rate Security. The rate reflected on the statement of net assets is the rate in effect on March 31, 2000.
(B) TIP - Treasury  Inflation  Protection Note
ARM - Adjustable  Rate  Mortgage
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series
The  accompanying notes are an integral part of the financial statements.


46 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

TURNER CORE HIGH QUALITY FIXED INCOME FUND
March 31, 2000

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
ASSET-BACKED SECURITIES--6.5%
----------------------------------------------------------
Olympic Automobile Receivables
     Trust, Ser 1995-D, Cl A5
     6.150%, 07/15/01                    $  160     $  160
Peoplefirst.com Auto Receivables
     Owner Trust Pfaro, Ser 1999-1, Cl A1
     6.415%, 02/15/02                       159        159
Spiegel Master Trust, Ser 1995-A, Cl A
     7.500%, 09/15/04                       500        501
----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
     (COST $820)                                       820
----------------------------------------------------------
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--0.5%
----------------------------------------------------------
Drexel Burnham Lambert CMO
     Trust, Ser S, Cl 2
     9.000%, 08/01/18                        20         20
Golman Sachs Mortgage Securities II,
     Ser 1998-C1, Cl A1

6.060%, 10/18/30                             40         38

----------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
     (COST $61)                                         58
----------------------------------------------------------
----------------------------------------------------------
CORPORATE OBLIGATIONS--2.4%
----------------------------------------------------------
Ford Motor Credit
     5.750%, 02/23/04                        60         57
Phillips Petroleum
     9.000%, 06/01/01                        15         15
Sprint Capital Global Bond Issue
     6.125%, 11/15/08                       250        228

----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
     (COST $303)                                       300
----------------------------------------------------------
----------------------------------------------------------
U.S. GOVERNMENT
     MORTGAGE-BACKED BONDS--44.9%
----------------------------------------------------------
FHLMC, Pool #C00784
     6.000%, 06/01/29                       596        543
FHLMC, Ser 1380, Cl K
     6.750%, 10/15/07                       200        198
FHLMC, Ser 2097, Cl PX
     6.000%, 10/15/27                       258        237
FHLMC CMO/REMIC, Ser 1465, Cl E
     6.500%, 09/15/06                       308        306

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
FHLMC CMO/REMIC, Ser 1538, Cl J
     6.500%, 06/15/08                    $  160     $  155
FHLMC CMO/REMIC, Ser 161, Cl F
     9.500%, 06/15/06                       310        317
FHLMC, Pool #C16814
     7.500%, 10/01/28                       464        457
FNMA, Pool #323715
     6.000%, 05/01/29                       595        541
FNMA, Pool #514768
     7.000%, 12/01/29                        99         95
FNMA, Pool #489836
     6.000%, 06/01/14                       905        852
FNMA, Ser 1994-27, Cl PJ
     6.500%, 06/25/23                       600        573
FNMA, Ser 1993-198, Cl K
     6.000%, 12/25/22                       834        774
FNMA, Ser 1998-63, Cl PG
     6.000%, 03/25/27                       100         92
GNMA ARM (A), Pool #8103
     6.375%, 02/20/16                        53         54
GNMA ARM (A), Pool #8266
     6.750%, 09/20/17                       192        194
GNMA, TBA
     7.500%, 04/01/29                        50         50
GNMA, Pool #521378
     6.745%, 10/15/39                       100         93
GNMA, Ser 2000-18, Cl PB
     7.500%, 06/20/29                       100        100

----------------------------------------------------------
TOTAL U.S. GOVERNMENT
MORTGAGE-BACKED BONDS (COST $5,668)                  5,631
----------------------------------------------------------
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--42.7%
----------------------------------------------------------
U.S. Treasury Bonds (C)
    8.125%, 05/15/21                        420        516
    7.000%, 07/15/06                      1,203      1,243
    6.125%, 08/15/29                        100        102
    5.250%, 11/15/28                        140        125
U.S. Treasury Notes (C)
    8.000%, 05/15/01                        422        429
    8.125%, 08/15/19                        420        510
    7.500%, 11/15/16                        345        391
    6.125%, 09/30/00                        100        100
    5.500%, 02/15/08                      1,493      1,423

                                       TURNER FUNDS 2000 SEMIANNUAL REPORT  | 47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE HIGH QUALITY FIXED INCOME FUND

                                    Face amount      Value
                                          (000)      (000)
----------------------------------------------------------
U.S. Treasury Notes (B)
    3.375%, 01/15/07                      $ 319      $ 307
    3.625%, 01/15/08                        219        213

----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $5,291)                                        5,359
----------------------------------------------------------
----------------------------------------------------------
REPURCHASE AGREEMENT--2.4%
----------------------------------------------------------
Morgan  Stanley, 5.80%, dated 03/31/00,
     matures 04/03/00, repurchase price
     $348,132, (collateralized by U.S.
     Treasury Notes, par value $353,637,
     7.50%, 02/15/05, market
     value $356,755)                        296        296
----------------------------------------------------------
----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
     (COST $296)                                       296
----------------------------------------------------------

TOTAL INVESTMENTS--99.4%
     (COST $12,439)                                 12,464
----------------------------------------------------------
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.6%                 79
----------------------------------------------------------

                                                     Value
                                                     (000)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital (unlimited authorization--
     no par value) based on 1,271,056
     outstanding shares of beneficial interest     $12,894
Undistributed net investment income                      1
Accumulated net realized loss on investments          (377)
Net unrealized appreciation on investments              25

----------------------------------------------------------
TOTAL NET ASSETS--100.0%                           $12,543
----------------------------------------------------------
----------------------------------------------------------
NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                      $9.87
----------------------------------------------------------


(A) Floating Rate Security. The rate reflected on the statement of net assets is the rate in effect on March 31, 2000.
(B) TIP - Treasury Inflation Protection Note
(C) Securities are pledged as collateral  for TBA  securities.
ARM - Adjustable Rate  Mortgage
Cl - Class
CMO -  Collateralized  Mortgage  Obligation
FHLMC -  Federal  Home  Loan  Mortgage  Corporation
FNMA  -  Federal  National  Mortgage Association
GNMA - Government National Mortgage  Association
REMIC - Real Estate Mortgage  Investment Conduit
Ser - Series
TBA - To be announced
The accompanying notes are an integral part of the financial statements.


48  | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (000)

                                                          Turner Midcap           Turner                 Turner
                                                           Growth Fund          Top 20 Fund          Technology Fund
                                                          ----------------------------------------------------------
                                                             3/31/00              3/31/00                3/31/00
--------------------------------------------------------------------------------------------------------------------
Assets:
--------------------------------------------------------------------------------------------------------------------
    Investment securities at cost                        $   653,585             $  139,611              $  104,163
--------------------------------------------------------------------------------------------------------------------
    Investment securities at value                           753,905                141,749                  98,035
    Cash                                                          --                     --                      15
    Dividend and interest receivable                              50                      9                      14
    Receivable for investment securities sold                 36,231                  6,089                  17,518
    Capital shares sold                                       13,468                  2,470                   1,682
    Other assets                                                  10                     15                      10
--------------------------------------------------------------------------------------------------------------------
       Total assets                                          803,664                150,332                 117,274
--------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for investment securities purchased               56,651                 12,780                  25,678
    Capital shares redeemed                                    3,754                    314                   1,173
    Accrued expenses                                             301                    209                     101
--------------------------------------------------------------------------------------------------------------------
       Total liabilities                                      60,706                 13,303                  26,952
--------------------------------------------------------------------------------------------------------------------
Net assets:
    Portfolio capital                                        560,826                102,258                  67,771
    Accumulated net investment loss                           (1,001)                  (252)                   (190)
    Accumulated net realized gain on investments              82,813                 32,885                  28,869
    Net unrealized appreciation (depreciation) on
       investments                                           100,320                  2,138                  (6,128)
--------------------------------------------------------------------------------------------------------------------
       Total net assets                                  $   742,958             $  137,029              $   90,322
--------------------------------------------------------------------------------------------------------------------
    Outstanding shares of beneficial interest:            17,041,805              5,500,212               2,856,723
--------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
price per share                                          $     43.60             $    24.91              $    31.62
--------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

                                      TURNER FUNDS 2000 SEMIANNUAL REPORT  |  49

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (000)

                                              Turner Large Cap     Turner Growth        Turner Midcap      Turner Small Cap
                                             Growth Equity Fund     Equity Fund         Growth Fund          Growth Fund
                                             -------------------------------------------------------------------------------
                                                10/1/99 thru        10/1/99 thru        10/1/99 thru         10/1/99 thru
                                                   3/31/00             3/31/00             3/31/00              3/31/00
                                             -------------------------------------------------------------------------------
Investment income:
    Dividend                                       $    32             $   353            $    208            $    268
    Interest                                            19                 168                 554                 373
----------------------------------------------------------------------------------------------------------------------------
       Total investment income                          51                 521                 762                 641
----------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                           102                 790               1,463               1,978
    Investment advisory fee waiver                     (37)                 --                  --                  (7)
    Administrator fees                                  33                  67                 123                 126
    Administrator fee waiver                            --                  --                  --                  --
    Custodian fees                                       4                   9                  10                  12
    Transfer agent fees                                 23                  86                 101                 228
    Professional fees                                    5                  21                  28                  30
    Trustee fees                                         1                   2                   3                   3
    Registration fees                                    3                   5                  22                   1
    Pricing fees                                        --                   1                   1                   1
    Printing fees                                       --                  12                  11                  20
    Shareholder service fees                            --                  --                  --                  --
    Amortization of deferred
       organizational costs                              2                   2                   3                   2
    Insurance and other fees                            --                   5                   1                   3
----------------------------------------------------------------------------------------------------------------------------
       Total expenses                                  136               1,000               1,766               2,397
    Less: Reimbursements from adviser                   --                  --                  --                  --
         Directed brokerage                             --                 (58)                 (9)                (22)
----------------------------------------------------------------------------------------------------------------------------
       Net expenses                                    136                 942               1,757               2,375
----------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)                 (85)               (421)               (995)             (1,734)
----------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from securities sold    5,635              38,789              84,684              99,272
    Net unrealized appreciation
       (depreciation) of
       investment securities                         5,878              48,333              89,061              76,898
----------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gain (loss) on investments                   11,513              87,122             173,745             176,170
----------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
       resulting from operations                   $11,428             $86,701            $172,750            $174,436
----------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

50 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                         Turner Short Duration
                                                                           Government Funds-
                                                                   ---------------------------------
                                                                                                             Turner Core
Turner Micro Cap           Turner          Turner Technology        Three Year            One Year           High Quality
  Growth Fund            Top 20 Fund              Fund              Portfolio            Portfolio         Fixed Income Fund
----------------------------------------------------------------------------------------------------------------------------
  10/1/99 thru          10/1/99 thru          10/1/99 thru         10/1/99 thru         10/1/99 thru         10/1/99 thru
    3/31/00               3/31/00               3/31/00              3/31/00              3/31/00              3/31/00
----------------------------------------------------------------------------------------------------------------------------
      $   40                 $   72                $   15              $   --               $ --                 $  --
         227                     90                    61               1,295                338                   337
----------------------------------------------------------------------------------------------------------------------------
         267                    162                    76               1,295                338                   337
----------------------------------------------------------------------------------------------------------------------------

         472                    369                   227                  53                 14                    26
          (7)                    (2)                   (8)                (53)               (14)                  (26)
          41                     33                    33                  33                 33                    33
          --                    (10)                  (10)                 --                 --                   (10)
           3                     --                    --                   2                  3                    --
          10                     10                    10                  17                 17                    11
          (3)                     5                     5                  16                 11                     5
          --                     --                    --                  --                 --                    --
          (2)                     8                     8                  15                  7                     7
           1                      1                     1                   2                 --                     1
          --                     --                    --                   9                  4                     1
          --                     --                    --                   4                  7                    --

           2                     --                    --                   1                 --                    --
          --                     --                    --                   1                 --                     1
----------------------------------------------------------------------------------------------------------------------------
         517                    414                   266                 100                 82                    49
          --                     --                    --                 (44)               (75)                  (25)
          --                     --                    --                  --                 --                    --
----------------------------------------------------------------------------------------------------------------------------
         517                    414                   266                  56                  7                    24
----------------------------------------------------------------------------------------------------------------------------
        (250)                  (252)                 (190)              1,239                331                   313
----------------------------------------------------------------------------------------------------------------------------
      17,218                 35,383                29,469                (135)                (9)                 (271)


      24,331                  1,332                (6,440)               (209)                 2                   267
----------------------------------------------------------------------------------------------------------------------------

      41,549                 36,715                23,029                (344)                (7)                   (4)
----------------------------------------------------------------------------------------------------------------------------

     $41,299                $36,463               $22,839              $  895               $324                 $ 309
----------------------------------------------------------------------------------------------------------------------------


                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 51

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (000)

                                                       Turner Large Cap                       Turner Growth
                                                      Growth Equity Fund                       Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                    10/1/99            year             10/1/99             year
                                                      thru            ended              thru               ended
                                                    3/31/00          9/30/99            3/31/00            9/30/99
-----------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                           $     (85)         $   (36)           $ (421)            $ (509)
    Net realized gain from
       securities sold                                5,635            1,821            38,789             37,857
    Net unrealized appreciation
       (depreciation) of investments                  5,878              307            48,333                658
-----------------------------------------------------------------------------------------------------------------------------
       Net increase in
          net assets resulting
          from operations                            11,428            2,092            86,701             38,006
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Realized capital gains                           (1,951)              --           (41,205)           (12,236)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions(1):
    Proceeds from shares issued                      44,032            4,366           121,520             34,770
    Proceeds from shares issued in
       lieu of cash distributions                     1,924               --            39,721             11,874
    Increase from in-kind transfer                       --               --            14,278              4,270
    Cost of shares redeemed                         (18,263)          (2,327)          (55,413)           (31,717)
-----------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
       from capital share transactions               27,693            2,039           120,106             19,197
-----------------------------------------------------------------------------------------------------------------------------
       Total increase in net assets                  37,170            4,131           165,602             44,967
-----------------------------------------------------------------------------------------------------------------------------
Net assets:
       Beginning of period                            8,459            4,328           142,824             97,857
-----------------------------------------------------------------------------------------------------------------------------
       End of period(3)                             $45,629           $8,459          $308,426           $142,824
-----------------------------------------------------------------------------------------------------------------------------
(1)  Shares issued and redeemed:
     Issued                                           1,765              255             6,642              2,274
     Issued in lieu of cash distributions                83               --             2,498                890
     Issued in connection with In-Kind Transfer          --               --               758                273
     Redeemed                                          (703)            (134)           (3,122)            (2,051)
-----------------------------------------------------------------------------------------------------------------------------
     Net increase in capital shares                   1,145              121             6,776              1,386
-----------------------------------------------------------------------------------------------------------------------------

(2) Commenced operations on July 1, 1999.
(3) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $(85) and $(0) for the Large Cap Growth Equity Fund, $(423) and $(0) for the Growth Equity Fund, $(1,001)) and $(6) for the Midcap Growth Fund, $(1,734) and $(0) for the Small Cap Growth Fund, $(250) and $(0) for the Micro Cap Growth Fund, $(252) and $(0) for the Top 20 Fund, and $(190) and $(0) for the Technology Fund, as of March 31, 2000, and September 30, 1999, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0


The accompanying notes are an integral part of the financial statements.

52 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
-------------------------------------------------------------------------------

                                                   Turner Midcap           Turner Small Cap           Turner Micro Cap
                                                     Growth Fund              Growth Fund                Growth Fund

                                                 10/1/99       year       10/1/99       year        10/1/99        year
                                                  thru        ended        thru        ended         thru         ended
                                                 3/31/00     9/30/99      3/31/00     9/30/99       3/31/00      9/30/99
------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                        $    (995)    $   (376)  $  (1,734)  $  (1,960)    $    (250)   $    (30)
    Net realized gain from
       securities sold                            84,684       20,948      99,272      61,638        17,218       2,292
    Net unrealized appreciation
       (depreciation) of investments              86,061       10,401      76,898      30,895        24,331       2,652
------------------------------------------------------------------------------------------------------------------------
       Net increase in
          net assets resulting
          from operations                        172,750       30,973     174,436      90,573        41,299       4,914
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Realized capital gains                       (20,897)         --      (53,791)         --        (2,225)         --
------------------------------------------------------------------------------------------------------------------------
Capital share transactions(1):                   540,662      127,616     163,036      87,818       257,333       6,101
    Proceeds from shares issued
    Proceeds from shares issued in                19,905           --      51,918          --         1,957          --
       lieu of cash distributions
    Increase from in-kind transfer                    --           --          --           --            --         --
    Cost of shares redeemed                     (118,292)     (34,341)    (75,035)    (71,848)     (147,809)       (895)
------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
       from capital share transactions           442,275       93,275     139,919      15,970       111,481       5,206
------------------------------------------------------------------------------------------------------------------------
       Total increase in net assets              594,128      124,248     260,564     106,543       150,555      10,120
------------------------------------------------------------------------------------------------------------------------
Net assets:
       Beginning of period                       148,830       24,582     254,077     147,534        12,963       2,843
------------------------------------------------------------------------------------------------------------------------
       End of period(3)                         $742,958     $148,830    $514,641    $254,077      $163,518     $12,963
------------------------------------------------------------------------------------------------------------------------
(1)  Shares issued and redeemed:
     Issued                                       13,500        5,625       3,499       3,160         7,296         380
     Issued in lieu of cash distributions            613           --       1,386          --            67          --
     Issued in connection with In-Kind Transfer       --           --          --          --            --          --
     Redeemed                                     (2,901)      (1,567)     (1,650)     (2,596)       (3,925)        (53)
------------------------------------------------------------------------------------------------------------------------
     Net increase in capital shares               11,212        4,058       3,235         564         3,438         327
------------------------------------------------------------------------------------------------------------------------

[TABLE CONTINUED]

                                                        Turner                    Turner
                                                      Top 20 Fund             Technology Fund

                                                   10/1/99    7/1/99       10/1/99     7/1/99
                                                    thru       thru         thru        thru
                                                   3/31/00   9/30/99(2)    3/31/00   9/30/99(2)
-------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                          $   (252) $     (21)       $  (190)   $   (10)
    Net realized gain from
       securities sold                             35,383      2,562         29,469      1,278
    Net unrealized appreciation
       (depreciation) of investments                1,332        806         (6,440)       312
-------------------------------------------------------------------------------------------------
       Net increase in
          net assets resulting
          from operations                          36,463      3,347         22,839      1,580
-------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Realized capital gains                         (5,039)        --         (1,868)        --
-------------------------------------------------------------------------------------------------
Capital share transactions(1):                    115,396     13,557        85,831     7,914
    Proceeds from shares issued
    Proceeds from shares issued in                  4,896         --         1,800        --
       lieu of cash distributions
    Increase from in-kind transfer                     --         --            --        --
    Cost of shares redeemed                       (30,799)      (792)      (26,576)   (1,198)
-------------------------------------------------------------------------------------------------
    Net increase in net assets
       from capital share transactions             89,493     12,765        61,055     6,716
-------------------------------------------------------------------------------------------------
       Total increase in net assets               120,917     16,112        82,026     8,296
-------------------------------------------------------------------------------------------------
Net assets:
       Beginning of period                         16,112         --         8,296        --
-------------------------------------------------------------------------------------------------
       End of period(3)                          $137,029    $16,112       $90,322    $8,296
-------------------------------------------------------------------------------------------------
(1)  Shares issued and redeemed:
     Issued                                         5,485      1,223         3,168       696
     Issued in lieu of cash distributions             274         --            85        --
     Issued in connection with In-Kind Transfer        --         --            --        --
     Redeemed                                      (1,411)       (71)         (986)     (106)
-------------------------------------------------------------------------------------------------
     Net increase in capital shares                 4,348      11,52         2,267       590
-------------------------------------------------------------------------------------------------


                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 53

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (000)



                                                             Turner Short Duration Government Funds-
                                                                      Three Year Portfolio
                                                   -----------------------------------------------------
                                                                10/1/99 thru          year ended
                                                                  3/31/00              9/30/99
--------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income                                       $    1,239            $  1,255
    Net realized loss from securities sold                            (135)               (177)
    Net unrealized appreciation (depreciation) of investments         (209)               (264)
--------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations            895                 814
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
      Class I(1)                                                    (1,158)             (1,258)
      Class II(2)                                                      (98)                 (1)
    Realized capital gains
      Class I(1)                                                        --                (156)
      Class II(2)                                                       --                  --
--------------------------------------------------------------------------------------------------------
          Total distributions                                       (1,256)             (1,415)
--------------------------------------------------------------------------------------------------------
Capital share transactions(3):
Class I(1)
    Proceeds from shares issued                                      5,146              10,962
    Proceeds from shares issued in lieu of cash distributions        1,158               1,276
    Increase from in-kind transfer                                      --              18,947
    Cost of shares redeemed                                         (4,397)             (3,912)
--------------------------------------------------------------------------------------------------------
Increase in net assets
    from Class I transactions                                        1,907              27,273
--------------------------------------------------------------------------------------------------------
Class II(2)
    Proceeds from shares issued                                      7,459                 192
    Proceeds from shares issued in lieu of cash distributions           91                   1
    Cost of shares redeemed                                           (281)               (106)
--------------------------------------------------------------------------------------------------------
Increase in net assets from Class II transactions                    7,269                  87
--------------------------------------------------------------------------------------------------------
     Net increase in net assets from capital
        share transactions                                           9,176              27,360
--------------------------------------------------------------------------------------------------------
        Total increase from net assets                               8,815              26,759
--------------------------------------------------------------------------------------------------------
Net assets:
       Beginning of period                                          38,774              12,015
--------------------------------------------------------------------------------------------------------
       End of period(4)                                            $47,589             $38,774
--------------------------------------------------------------------------------------------------------
(3)  Shares issued and redeemed:
Class I (1)
     Issued                                                            528               1,100
     Issued in lieu of cash distributions                              119                 128
     Issued in connection with in-kind transfers                        --               1,926
     Redeemed                                                         (451)               (393)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I transactions            196               2,761
--------------------------------------------------------------------------------------------------------
Class II (1)
     Issued                                                            769                  20
     Issued in lieu of cash distributions                                9                  --
     Redeemed                                                          (29)                (11)
--------------------------------------------------------------------------------------------------------
Increase in net assets from Class II transactions                      749                   9
--------------------------------------------------------------------------------------------------------
Net increase in capital shares                                         945               2,770
--------------------------------------------------------------------------------------------------------

(1) Formerly Institutional Class Shares.
(2) Formerly Adviser Class Shares.
Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

54 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------



                                                       Turner Short Duration Governement Funds-           Turner Core High Quality
                                                                  One-Year Portfolio                        Fixed Income Fund
                                                       -----------------------------------------------------------------------------
                                                               10/1/99        year ended             10/1/99            7/1/99 thru
                                                               3/31/00          9/30/99              3/31/00             9/30/99(5)
                                                       -----------------------------------------------------------------------------
Investment activities:
    Net investment income                                      $  331           $  100               $  313                  $  140
    Net realized loss from securities sold                         (9)              --                 (271)                   (106)
    Net unrealized appreciation (depreciation) of investments       2               (1)                 267                      18
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations       324               99                  309                      52
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
      Class I(1)                                                 (166)             (77)                (312)                   (140)
      Class II(2)                                                (169)             (25)                  --                      --
    Realized capital gains
      Class I(1)                                                   --               --                   --                      --
      Class II(2)                                                  --               --                   --                      --
------------------------------------------------------------------------------------------------------------------------------------
          Total distributions                                    (335)            (102)                (312)                   (140)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions(3):
Class I(1)
    Proceeds from shares issued                                13,204            3,414                2,268                      18
    Proceeds from shares issued in lieu of cash distributions     164               76                  311                     139
    Increase from in-kind transfer                                 --               --                   --                  10,120
    Cost of shares redeemed                                    (4,518)          (1,272)                 (42)                   (180)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
    from Class I transactions                                   8,850            2,218                2,537                  10,097
------------------------------------------------------------------------------------------------------------------------------------
Class II(2)
    Proceeds from shares issued                                 7,657            3,642                   --                      --
    Proceeds from shares issued in lieu of cash distributions     154               23                   --                      --
    Cost of shares redeemed                                    (1,562)            (509)                  --                      --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II transactions               6,249            3,156                   --                      --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from capital
        share transactions                                     15,099            5,374                2,537                  10,097
------------------------------------------------------------------------------------------------------------------------------------
        Total increase from net assets                         15,088            5,371                2,534                  10,009
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
       Beginning of period                                      6,362              991               10,009                      --
------------------------------------------------------------------------------------------------------------------------------------
       End of period(4)                                       $21,450           $6,362              $12,543                  10,009
------------------------------------------------------------------------------------------------------------------------------------
(3)  Shares issued and redeemed:
Class I (1)
     Issued                                                     1,317              340                  233                       2
     Issued in lieu of cash distributions                          16                8                   32                      14
     Issued in connection with in-kind transfers                   --               --                   --                   1,012
     Redeemed                                                    (450)            (127)                  (4)                    (18)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I transactions       883              221                  261                   1,010
------------------------------------------------------------------------------------------------------------------------------------
Class II (1)
     Issued                                                       759              360                   --                      --
     Issued in lieu of cash distributions                          16                2                   --                      --
     Redeemed                                                     (50)              --                   --                      --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II transactions                 620              312                   --                      --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in capital shares                                  1,503              533                  261                   1,010
------------------------------------------------------------------------------------------------------------------------------------

(4) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $(51) and 34 for the Three Year Fund, $(4) and )4 for the One Year Fund, and $1 and $0 for the Core High Quality Fixed Income Fund as of March 31, 2000 and September 30, 1999, respectively.

(5) Commenced Operations on July 1, 1999.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 55

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                     Net                       Realized and
                    asset            Net        unrealized     Distributions   Distributions
                   value,        investment        gains         from net          from                 Net asset
                  beginning        income       (losses) on     investment        capital    Return     value end       Total
                  of period        (loss)       investments       income           gains   of capital   of period      return+
------------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Equity Fund (formerly Turner Ultra Large Cap Growth Fund)
--------------------------------------------------------------------------------
2000*              $18.90          (0.05)          11.27             --            (1.48)        --       $28.64        61.22%
1999               $13.22          (0.08)           5.76             --               --         --       $18.90        42.97%
1998               $12.28          (0.01)           1.98          (0.01)           (1.02)        --       $13.22        17.26%
1997(1)            $10.00           0.01            2.27             --               --         --       $12.28        22.80%
-------------------------
Turner Growth Equity Fund
-------------------------
2000*              $15.88          (0.03)           8.23             --            (4.52)        --       $19.56        58.19%
1999               $12.87          (0.05)           4.66             --            (1.60)        --       $15.88        38.16%
1998               $16.64          (0.05)           1.10             --            (4.82)        --       $12.87        10.71%
1997               $17.03          (0.03)           4.23             --            (4.59)        --       $16.64        32.61%
1996(2)            $14.97           0.02            2.91          (0.02)           (0.85)        --       $17.03        20.61%
1995               $12.46           0.10            2.52          (0.11)              --         --       $14.97        21.15%
1994               $13.12           0.10           (0.66)         (0.10)              --         --       $12.46        (4.28)%
-------------------------
Turner Midcap Growth Fund
-------------------------
2000*              $25.53          (0.06)          20.83             --            (2.70)        --       $43.60        84.96%
1999               $13.87          (0.06)          11.72             --               --         --       $25.53        84.07%
1998               $14.22          (0.07)           0.22             --            (0.50)        --       $13.87         1.24%
1997(3)            $10.00          (0.03)           4.36             --            (0.11)        --       $14.22        43.77%
----------------------------
Turner Small Cap Growth Fund
----------------------------
2000*              $34.20          (0.16)          21.40             --            (7.18)        --       $48.26        68.16%
1999               $21.49          (0.26)          12.97             --               --         --       $34.20        59.14%
1998               $26.35          (0.23)          (4.19)            --            (0.25)     (0.19)      $21.49       (16.90)%
1997               $23.13          (0.07)           3.80             --            (0.51)        --       $26.35        16.64%
1996(2)            $16.08          (0.08)           8.17             --            (1.04)        --       $23.13        52.90%
1995               $10.90          (0.06)           5.24             --               --         --       $16.08        47.52%
1994(4)           $10.00          (0.02)           0.92             --               --         --       $10.90        12.35%
----------------------------
Turner Micro Cap Growth Fund
----------------------------
2000*              $21.09          (0.06)          20.83             --            (1.51)        --       $40.35       101.24%
1999(5)            $ 9.88          (0.05)          11.26             --               --         --       $21.09       113.46%
1998(6)            $10.00          (0.04)          (0.08)            --               --         --       $ 9.88        (1.20)%
------------------
Turner Top 20 Fund
------------------
2000*              $13.99          (0.05)          13.17             --            (2.20)        --       $24.91        99.95%
1999(7)            $10.00          (0.02)           4.01             --               --         --       $13.99        39.90%
----------------------
Turner Technology Fund
----------------------
2000*              $14.06          (0.07)          19.17             --            (1.54)        --       $31.62       141.19%
1999(7)            $10.00          (0.02)           4.08             --               --         --       $14.06        40.60%

* For the six-month period ended March 31, 2000. All ratios for the period have been annualized.
+   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on February 1, 1997. All ratios for the period have been annualized.
(2) On April 19, 1996, the Board of Trustees of the Adviser Inner Circle Funds voted to approve a tax-free reorganization of the Turner Funds. In connection with the reorganization, the Funds changed their fiscal year end from October 31 to September 30, effective September 30, 1996. All ratios for the period have been annualized.
(3) Commenced operations on October 1, 1996. All ratios for the period have been annualized.
(4) Commenced operations on February 7, 1994. All ratios for the period have been annualized.

56 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                                                Ratio of net
                                    Ratio of        Ratio of                      Ratio of       investment
                                  net expenses    net expenses                    expenses      income (loss)
                                 to average net    to average    Ratio of net    to average      to average
                       Net      assets (including  net assets     investment     net assets      net assets
                   assets end       directed       (including    income (loss)   (excluding      (excluding      Portfolio
                    of period      brokerage       waivers and    to average     waivers and     waivers and     turnover
                      (000)       arrangements)  reimbursements)  net assets   reimbursements)  reimbursements)     rate
---------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Equity Fund (formerly Turner Ultra Large Cap Growth Fund)
--------------------------------------------------------------------------------
2000*               $ 45,629         1.00%            1.00%         (0.62)%          1.27%          (0.89)%       307.02%
1999                $  8,459         1.00%            1.00%         (0.47)%          2.41%          (1.88)%       370.71%
1998                $  4,328         1.00%            1.00%         (0.10)%          7.70%          (6.80)%       234.93%
1997(1)             $    701         1.00%            1.00%          0.20%          26.45%         (25.25)%       346.47%
-------------------------
Turner Growth Equity Fund
-------------------------
2000*               $308,426         0.90%            0.95%         (0.46)%          0.95%          (0.46)%       167.65%
1999                $142,824         0.92%            0.96%         (0.42)%          0.96%          (0.42)%       328.26%
1998                $ 97,857         1.00%            1.04%         (0.42)%          1.12%          (0.50)%       249.58%
1997                $ 99,590         0.96%            1.02%         (0.25)%          1.05%          (0.28)%       178.21%
1996(2)             $ 96,164         0.94%            1.06%          0.03%           1.06%           0.03%        147.79%
1995                $115,819         0.94%            1.03%          0.69%           1.03%           0.69%        177.86%
1994                $112,959         0.95%            0.95%          0.86%           1.08%           0.73%        164.81%
-------------------------
Turner Midcap Growth Fund
-------------------------
2000*               $742,958         0.90%            0.91%         (0.52)%          0.91%          (0.52)%       147.75%
1999                $148,830         1.03%            1.08%         (0.58)%          1.08%          (0.58)%       290.79%
1998                $ 24,582         1.23%            1.34%         (0.79)%          1.73%          (1.18)%       304.29%
1997(3)             $  5,145         1.25%            1.25%         (0.62)%          7.96%          (7.33)%       348.29%
----------------------------
Turner Small Cap Growth Fund
----------------------------
2000*               $514,641         1.20%            1.21%         (0.89)%          1.22%          (0.90)%        97.51%
1999                $254,077         1.25%            1.27%         (1.00)%          1.31%          (1.04)%       223.61%
1998                $147,534         1.25%            1.28%         (0.99)%          1.41%          (1.12)%       167.73%
1997                $153,462         1.24%            1.24%         (0.84)%          1.33%          (0.93)%       130.68%
1996(2)             $ 67,425         1.25%            1.25%         (0.88)%          1.54%          (1.17)%       149.00%
1995                $ 13,072         1.25%            1.25%         (0.68)%          2.39%          (1.82)%       183.49%
1994(4)             $  4,806         1.09%            1.09%         (0.27)%          4.32%          (3.50)%       173.92%
----------------------------
Turner Micro Cap Growth Fund
----------------------------
2000*               $163,518         1.10%            1.10%         (0.53)%          1.11%          (0.54)%       105.67%
1999(5)             $ 12,963         0.90%            0.90%         (0.47)%          2.86%          (2.43)%       239.32%
1998(6)             $  2,843         1.25%            1.25%         (0.64)%          8.18%          (7.57)%       128.53%
------------------
Turner Top 20 Fund
------------------
2000*               $137,029         1.24%            1.24%         (0.75)%          1.27%          (0.78)%       867.02%
1999(7)             $ 16,112         1.35%            1.35%         (0.87)%          2.55%          (2.07)%       369.11%
----------------------
Turner Technology Fund
----------------------
2000*               $ 90,322         1.29%            1.29%         (0.92)%          1.37%          (1.00)%     1,044.66%
1999(7)             $  8,296         1.35%            1.35%         (0.87)%          3.89%          (3.41)%       317.32%

(5) On January 25, 1999 shareholders of the Alpha Select Turner Micro Cap Growth Fund (the "Funds") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Micro Cap Growth Fund.
(6) Commenced operations on March 1, 1998. All ratios for the period have been annualized.
(7) Commenced operations on July 1, 1999. All ratios for the period have been annualized.

 Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 57

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                       Realized and
            Net asset                   unrealized    Distributions  Distributions                                        Ratio of
             value,          Net           gains        from net         from       Net asset             Net assets    net expenses
            beginning    investment     (losses) on    investment       capital     value end    Total      end of       to average
            of period      income       investments      income          gains      of period   return+  period (000)    net assets
------------------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio--Class I(1)
-----------------------------------------------------------------------
2000*        $ 9.84         0.29          (0.10)         (0.29)            --         $ 9.74     1.96%    $40,232           0.24%
1999(3)      $10.25         0.55          (0.27)         (0.55)         (0.14)        $ 9.84     2.89%    $38,687           0.24%
1998(4)      $10.10         0.35           0.15          (0.34)         (0.01)        $10.25     5.09%    $12,015           0.24%
1998(5)      $10.00         0.59           0.10          (0.59)            --         $10.10     7.07%    $15,544           0.24%
1997         $10.04         0.58          (0.01)         (0.59)         (0.02)        $10.00     5.45%    $17,809           0.24%
1996         $ 9.80         0.60           0.23          (0.59)            --         $10.04     8.73%    $11,027           0.24%
1995(6)      $10.00         0.61          (0.22)         (0.59)            --         $ 9.80     4.08%    $ 7,065           0.15%
------------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio--Class II(2)
------------------------------------------------------------------------
2000*        $ 9.80         0.29          (0.10)         (0.29)            --         $ 9.70     2.00%    $ 7,357           0.49%
1999(7)      $ 9.95         0.68          (0.13)         (0.70)            --         $ 9.80     5.64%    $    87           0.48%
---------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Class I(1)
---------------------------------------------------------------------
2000*        $10.05         0.30          (0.02)         (0.30)            --         $10.03     2.78%    $12,053           0.00%
1999(8)      $10.09         0.54          (0.02)         (0.56)            --         $10.05     5.34%    $ 3,207           0.00%
1998(4)      $10.08         0.35             --          (0.33)         (0.01)        $10.09     3.50%    $   991           0.00%
1998(5)      $10.06         0.60           0.02          (0.60)            --         $10.08     6.34%    $ 1,195           0.00%
1997         $10.03         0.60           0.03          (0.60)            --         $10.06     6.32%    $   864           0.00%
1996         $ 9.99         0.64           0.05          (0.65)            --         $10.03     7.09%    $   398           0.00%
1995(6)      $10.00         0.53          (0.02)         (0.52)            --         $ 9.99     5.21%    $   145           0.00%
----------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Class II(2)
----------------------------------------------------------------------
2000*        $10.10         0.29          (0.01)         (0.29)            --         $10.09     2.78%    $ 9,397           0.25%
1999(8)      $10.11         0.47           0.02          (0.50)            --         $10.10     5.00%    $ 3,155           0.23%
1998(9)      $10.08         0.30           0.03          (0.30)            --         $10.11     3.26%         --           0.25%
------------------------------------------
Turner Core High Quality Fixed Income Fund
------------------------------------------
2000*        $ 9.91         0.29          (0.04)         (0.29)            --         $ 9.87     2.56%    $12,543           0.45%
1999(10)     $10.00         0.14          (0.09)         (0.14)            --         $ 9.91     0.48%    $10,009           0.45%

 * For the six-month period ended March 31, 2000. All ratios for the period have been annualized.
 +   Returns are for the period indicated and have not been annualized.
(1)  Formerly Institutional Class Shares.
(2)  Formerly Adviser Class Shares.
(3) On January 25, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-Three Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIPTurner Short Duration Government Funds-Three Year Portfolio.
(4) On November 10, 1997 the Board of Trustees of TIP Institutional Funds (formerly, The Solon Funds) approved a change in the Turner Short Duration Government Funds Three Year and One Year Portfolios' year end from February 28 to September 30, effective March 1, 1998. All ratios for the period have been annualized.
(5) On January 22, 1998, shareholders of both the Three Year and One Year Funds approved a change in the advisor from Solon Asset Management, L.P. to Turner Investment Partners, Inc.

56 | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                              Ratio of net
                                Ratio of       investment
                                expenses      income (loss)
               Ratio of net    to average      to average                    Average            Average         Average
                investment     net assets      net assets                     debt               debt            shares
                  income       (excluding      (excluding                   per share         outstanding     outstanding  Portfolio
                to average     waivers and     waivers and     Interest      during              during          during     turnover
                net assets   reimbursements) reimbursements)    expense  the period (11)  the period (11)(12)  the period     rate
------------------------------------------------------------------------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio--Class I(1)
-----------------------------------------------------------------------
2000*              5.83%          0.70%            5.37%            --            --                  --                --   108.64%
1999(3)            6.21%          1.31%            5.14%            --            --                  --                --   257.98%
1998(4)            5.84%          1.49%            4.59%            --            --                  --                --   121.63%
1998(5)            5.85%          1.21%            4.88%            --            --                  --                --   197.03%
1997               5.80%          1.21%            4.83%          0.02%        $0.04            $ 56,238         1,320,830   279.00%
1996               6.18%          1.45%            4.97%          0.12%        $0.28            $256,115           901,238   251.00%
1995(6)            6.21%          1.18%            5.18%          0.04%        $0.08            $ 75,604           895,472   405.00%
------------------------------------------------------------------------
Turner Short Duration Government Funds-Three Year Portfolio--Class II(2)
------------------------------------------------------------------------
2000*              5.98%          0.95%            5.52%            --            --                  --                --   108.64%
1999(7)            5.71%          0.95%            5.24%            --            --                  --                --   257.98%
---------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Class I(1)
---------------------------------------------------------------------
2000*              5.95%          1.58%            4.37%            --            --                  --                --    93.42%
1999(8)            5.50%          6.53%           (1.03)%           --            --                  --                --   154.33%
1998(4)            5.88%         10.83%           (4.95)%           --            --                  --                --    96.56%
1998(5)            5.97%          8.83%           (2.86)%           --            --                  --                --    68.80%
1997               5.91%         10.25%           (4.34)%           --            --                  --                --    81.82%
1996               6.46%         16.47%          (10.01)%           --            --                  --                --       --
1995(6)            5.74%         27.89%          (22.15)%           --            --                  --                --       --
----------------------------------------------------------------------
Turner Short Duration Government Funds-One Year Portfolio--Class II(2)
----------------------------------------------------------------------
2000*              5.68%          1.83%            4.10%            --            --                  --                --    93.42%
1999(8)            5.13%          6.76%           (1.40)%           --            --                  --                --   154.33%
1998(9)            5.63%         11.08%           (5.20)%           --            --                  --                --    96.56%
------------------------------------------
Turner Core High Quality Fixed Income Fund
------------------------------------------
2000*              5.91%          1.60%            4.76%            --            --                  --                --   107.19%
1999(10)           5.67%          1.99%            4.13%            --            --                  --                --    39.70%


(6) Commenced operations on March 1, 1994. All ratios for the period have been annualized.
(7) Commenced operations on April 28, 1999. All ratios for the period have been annualized.
(8) On May 24, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-One Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Short Duration Government Funds-One Year Portfolio.
(9) Commenced operations on February 27, 1998. All ratios for the period have been annualized.
(10) Commenced operations on July 1, 1999. All ratios for the period have been annualized.
(11) Average based upon amounts outstanding at each month end. (12) There was no debt outstanding at the end of any period presented.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 59

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2000

1.  ORGANIZATION:

TIP Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 19 portfolios. The financial statements included herein are those of the Turner Large Cap Growth Equity Fund (the "Large Cap Growth Equity Fund"), the Turner Growth Equity Fund (the "Growth Equity Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), the Turner Top 20 Fund (the "Top 20 Fund"), the Turner Technology Fund (the "Technology Fund"), the Turner Short Duration Government Funds-Three Year Portfolio (the "Three Year Portfolio"), the Turner Short Duration Government Funds-One Year Portfolio (the "One Year Portfolio"), and the Turner Core High Quality Fixed Income Fund (the "Core High Quality Fixed Income Fund") (each a "fund" and collectively the "Funds"). The Turner Short Duration Government Funds-Three Year and One Year Portfolios are registered to offer two classes of shares, Class I Shares and Class II Shares (formerly Institutional Class Shares and Adviser Class Shares, respectively). The financial statements of the remaining portfolios are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each fund's investment objectives, policies, and strategies.

As of March 31, 2000, the Turner International Growth Fund and the Turner Focused Large Cap Equity Fund had not yet commenced operations.

The Turner Small Cap Growth Fund and the Turner Micro Cap Growth Fund were closed to new investors as of August 30, 1997, and March 7, 2000, respectively

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   SECURITY VALUATION--Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Market value for debt obligations is determined on the basis of last reported sales price, or if no sales are reported, as is the case with most securities traded over the counter, the mean between representative bid and asked quotations. Short-term securities with maturities of 60 days or less may be carried at amortized cost, which approximates market value. Fixed income securities for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. At March 31, 2000, two securities held were valued under this valuation method: Trimeris was held by the Micro Cap Growth Fund and Titan Pharmaceuticals was held by both the Micro Cap Growth Fund and the Technology Fund.

   FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

   Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

   NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated on each business day, by dividing the total value of the fund's assets, less liabilities, by the number of shares outstanding.

60  | TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

   REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

   EXPENSES--Expenses that are directly related to one of the funds are charged to that fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and paid to shareholders at least annually for the Large Cap Growth Equity Fund, the Midcap Growth Fund, the Small Cap Growth Fund, the Micro Cap Growth Fund, the Top 20 Fund, and the Technology Fund; quarterly for the Growth Equity Fund; and declared daily and paid monthly for the Three Year Portfolio, One Year Portfolio and the Core High Quality Fixed Income Fund. Any net realized capital gains on sales of securities for all Funds are distributed to Shareholders at least annually.

   Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

   CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organization costs have been capitalized by each fund and are being amortized over a period of sixty months. In the event any of the initial shares of a fund are redeemed by any holder thereof during the period that such fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by a Fund will be reduced by the unamortized organizational costs in the same ratio as the number of shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee. For these administrative services, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of .09% of the Trust's average daily net assets up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and
 .04% of such assets in excess of $2 billion. Each Fund is subject to a minimum annual fee of $65,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

The Growth Equity Fund, the Midcap Growth Fund, and the Small Cap Growth Fund have directed certain portfolio trades to brokers who paid a portion of its expenses. For the period ended March 31, 2000, the Funds expenses were reduced by $58,194, $9,361 and $21,671 respectively, under this arrangement.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 28, 1996. The Distributor receives no fees for its distribution services under this agreement.

The Three Year and One Year Portfolios have adopted a shareholder service plan and agreement for their Class II Shares. Under the shareholder service plan and agreement both funds pay the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class II Shares of each fund.

                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 61

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated April 28, 1996 under which the Adviser receives an annual fee equal to .75% of the average daily net assets of the Large Cap Growth Equity, Growth Equity, and Midcap Growth Equity Funds, 1.00% of the Small Cap Growth and Micro Cap Growth Funds, 1.10% of the Top 20 and Technology Funds, .25% of the Three Year and One Year Portfolios and .50% of the Core High Quality Fixed Income Fund. The adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit their total operating expenses (as a percentage of daily net assets on an annualized basis) to not more than 1.00% of the Large Cap Growth Equity and Growth Equity Funds, 1.25% of the Small Cap Growth, Midcap Growth Equity and Micro Cap Growth Funds, 1.35% of the Top 20 and Technology Funds, .36% and .61% of the Three Year and One Year Portfolios, Class I shares and Class II shares, respectively, and
 .45% of the Core High Quality Fixed Income Fund. Fee waivers and expense reimbursements are voluntary and may exceed the amount necessary to maintain the stated contractual caps. These waivers and reimbursements may be terminated at any time.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 2000, are as follows
(000):

                                                                                          TURNER SHORT DURATION
                     TURNER      TURNER   TURNER    TURNER    TURNER                        GOVERNMENT FUNDS-    TURNER CORE
                    LARGE CAP    GROWTH   MIDCAP  SMALL CAP  MICRO CAP TURNER    TURNER   ---------------------  HIGH QUALITY
                     GROWTH      EQUITY   GROWTH    GROWTH    GROWTH   TOP 20  TECHNOLOGY THREE YEAR   ONE YEAR  FIXED INCOME
                   EQUITY FUND    FUND     FUND      FUND      FUND     FUND      FUND    PORTFOLIO   PORTFOLIO      FUND
                   ==========================================================================================================
Purchases
     Government           --         --        --        --       --       --        --     38,826      9,206      12,122
     Other           103,018    416,554   938,717   443,639  203,370  655,014   486,124      2,690      1,818         229
Sales
     Government           --         --        --        --       --       --        --     30,327      3,021       9,337
     Other            78,123    345,685   549,567   365,378   91,997  574,340   426,164        784        205         295


At March 31, 2000, the total cost of securities and net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes.

The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2000, are as follows (000):


                                                                                            TURNER SHORT DURATION
                     TURNER     TURNER   TURNER     TURNER    TURNER                          GOVERNMENT FUNDS-     TURNER CORE
                    LARGE CAP   GROWTH   MIDCAP   SMALL CAP  MICRO CAP  TURNER    TURNER    ---------------------   HIGH QUALITY
                     GROWTH     EQUITY   GROWTH     GROWTH    GROWTH    TOP 20  TECHNOLOGY  THREE YEAR  ONE YEAR    FIXED INCOME
                   EQUITY FUND   FUND     FUND       FUND      FUND      FUND      FUND      PORTFOLIO  PORTFOLIO       FUND
                   =============================================================================================================
Aggregate gross
     unrealized
     appreciation    7,149      70,532  146,270    149,993    36,348     8,208     2,915         76         22           114
Aggregate gross
     unrealized
     depreciation     (781)     (9,376) (45,950)   (38,014)   (9,422)   (6,070)   (9,043)      (313)       (19)          (89)
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized
     appreciation
     (depreciation)  6,368      61,156  100,320    111,979    26,926     2,138    (6,128)      (237)         3            25
=================================================================================================================================

62  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

7.  IN-KIND TRANSFERS OF SECURITIES:

During the period ended September 30, 1999, the Growth Equity Fund issued 273,210 shares of beneficial interest in exchange for portfolio assets from certain accounts managed by Turner Investment Partners, Inc., at their then current value of $4,270,277.

During the period ended September 30, 1999, the Three Year Portfolio issued 1,925,533 shares of beneficial interest in exchange for portfolio assets from certain accounts managed by Turner Investment Partners, Inc., at their then current value of $18,947,249.

During the period ended September 30, 1999, the Core HighQuality Fixed Income Fund issued 1,012,284 shares of beneficial interest in exchange for portfolio assets from certain accounts managed by Turner Investment Partners, Inc., at their then current value of $10,120,317 which includes $260,485 of net unrealized loss.

During the period ended March 31, 2000, the Growth Equity Fund issued 757,860 shares of beneficial interest in exchange for portfolio securities from certain accounts managed by Turner Investment Partners, Inc., at their then current value of $14,278,088.

8. LINE OF CREDIT:

Pursuant to a credit agreement dated May 21, 1997, First Union National Bank provides an uncommitted line of credit to the Large Cap Growth Equity Fund, the Growth Equity Fund, the Midcap Growth Fund and the Small Cap Growth Fund, Portfolios of the TIP Funds, for short-term or emergency purposes, such as funding shareholder redemptions. These loans are for the respective benefit of and repayable from the respective assets of each Fund. The aggregate principal amount of all borrowings may not exceed 10% of each Fund, net assets and the maximum principal amount that the Bank will loan is $10,000,000. Borrowings under the line of credit are charged interest based on the federal funds rate determined at the date of borrowing and are secured by investment securities of the borrowing portfolio. Each Fund is individually, and not jointly, liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the period ended March 31, 2000.

9. SUBSEQUENT EVENTS:

On February 25, 2000, the Board of Trustees of the TIP Funds approved two (2) tax-free reorganizations:

[BULLET] Turner Large Cap Growth Equity Fund (the "Large Cap Fund") under which all of the assets and liabilities of the Large Cap Fund would be transferred to the Mercury Asset Management Funds, Inc., a Maryland corporation. A Shareholder meeting to approve this reorganization is scheduled for June 9, 2000.

[BULLET] Turner Growth Equity Fund (the "Growth Fund") under which all of the assets and liabilities of the Growth Fund would be transferred to the Vanguard Fenway Funds, a Delaware business trust. A Shareholder meeting to approve this reorganization is scheduled for May 22, 2000.


                                        TURNER FUNDS 2000 SEMIANNUAL REPORT | 63

--------------------------------------------------------------------------------

TURNER FUNDS, PORTFOLIOS OF THE TIP FUNDS

TIP FUNDS TRUSTEES

RICHARD A. HOCKER
Chief Investment Officer and Senior Vice President
Penn Capital Management Co., Inc.

MICHAEL E. JONES
Senior Vice President, Investment Adviser, and Portfolio Manager
Clover Capital Management, Inc.

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Retired, Corporate Vice President, Human Resources
Frontier Corporation

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University

INVESTMENT ADVISER
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania

ADMINISTRATOR
SEI INVESTMENTS MUTUAL FUNDS SERVICES
Oaks, Pennsylvania

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
Philadelphia

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Philadelphia

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS, PORTFOLIOS OF THE TIP FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.

64  |  TURNER FUNDS 2000 SEMIANNUAL REPORT

[Graphic omitted]

                                       TURNER
                                       ------
                                       FUNDS

                                       ---------------------
                                       Turner Funds
                                       1235 Westlakes Drive
                                       Berwyn, Pennsylvania 19312
                                       Telephone: 1-800-224-6312

                                       Email:mutualfunds@turner-invest.com
                                       Web Site:www.turner-invest.com

TUR-F-027-01